As filed with the Securities and Exchange Commission on October 3, 2017

1933 Act File No. 033-45829

1940 Act File No. 811-06563

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 55 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 55 ☒

CALVERT WORLD VALUES FUND, INC.
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Ave NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

(202) 238-2200
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Statement of Additional Information (Part B) for Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund dated February 1, 2017, as previously filed electronically with the Securities and Exchange Commission (the “SEC”) on January 30, 2017 (Accession No. 0000940394-17-000165) is incorporated by reference into Part B of this Post-Effective Amendment No. 55 to the Registration Statement of Calvert World Values Fund, Inc.

Calvert Equity and Asset Allocation Funds

Prospectus Dated
February 1, 2017
as revised October 3, 2017

Class (Ticker)
Calvert Balanced Portfolio	A (CSIFX)	C (CSGCX)	Y (CBAYX)	I (CBAIX)
Calvert Equity Portfolio	A (CSIEX)	C (CSECX)	Y (CIEYX)	I (CEYIX)	R6 (CEYRX)
Calvert Capital Accumulation Fund	A (CCAFX)	C (CCACX)	Y (CCAYX)	I (CCPIX)
Calvert International Equity Fund	A (CWVGX)	C (CWVCX)	Y (CWEYX)	I (CWVIX)
Calvert International Opportunities Fund	A (CIOAX)	C (COICX)	Y (CWVYX)	I (COIIX)
Calvert Small Cap Fund	A (CCVAX)	C (CSCCX)	Y (CSCYX)	I (CSVIX)
Calvert Emerging Markets Equity Fund	A (CVMAX)	C (CVMCX)	Y (CVMYX)	I (CVMIX)

Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund	A (CCLAX)	C (CALCX)	Y (CALYX)	I (CFAIX)
Calvert Moderate Allocation Fund	A (CMAAX)	C (CMACX)	Y (CMLYX)	I (CLAIX)
Calvert Aggressive Allocation Fund	A (CAAAX)	C (CAACX)	Y (CAIYX)	I (CAGIX)

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Funds and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summaries	4
Calvert Balanced Portfolio	4
Calvert Equity Portfolio	10
Calvert Capital Accumulation Fund	15
Calvert International Equity Fund	20
Calvert International Opportunities Fund	26
Calvert Small Cap Fund	32
Calvert Emerging Markets Equity Fund	37
Calvert Asset Allocation Funds	43
Calvert Conservative Allocation Fund	43
Calvert Moderate Allocation Fund	49
Calvert Aggressive Allocation Fund	55
More Information on Investment Objective, Investment Strategies and Risks	61
Fund of Funds Structure	66
Portfolio Holdings	67
About Responsible Investing	67
Management of Fund Investments	70
About Calvert Research and Management	70
Portfolio Managers	70
Advisory Fees	71
Consulting Fees	72
Administrative Fees	72
Shareholder Information	72
How to Buy Shares	72
Getting Started—Before You Open an Account	72
Choosing a Share Class	73
Reduced Sales Charges (sales load breakpoints/discount)	75
Reinstatement Privilege	77
Distribution and Service Fees	77
Arrangements with Broker/Dealers	78
How to Open an Account	79
Subsequent Investments	81
How Shares are Priced	81
When Your Account will be Credited	81
How to Sell Shares	82
Other Calvert Fund Features/Policies (Exchanges, Market Timing Policy, etc.)	84
Dividends, Capital Gains and Taxes	86
Description of Underlying Funds	88

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Glossary of Certain Investment Risks	92
Financial Highlights	94
Calvert Balanced Portfolio	94
Calvert Equity Portfolio	98
Calvert Capital Accumulation Fund	102
Calvert International Equity Fund	106
Calvert International Opportunities Fund	110
Calvert Small Cap Fund	114
Calvert Emerging Markets Equity Fund	118
Calvert Conservative Allocation Fund	122
Calvert Moderate Allocation Fund	126
Calvert Aggressive Allocation Fund	130
Appendix A - The Calvert Principles for Responsible Investment	134
Appendix B - Financial Intermediary Sales Charge Variations	136

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Fund Summaries

Calvert Balanced Portfolio

Investment Objective

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 37 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.52%	0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.24%	1.00%	None	None
Other expenses	0.17%	0.23%	0.27%	0.19%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	0.94%	1.76%	0.80%	0.72%
Less fee waiver and/or expense reimbursement(4)	0.00%	0.00%	(0.06)%	(0.09)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.76%	0.74%	0.63%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.73% for Class Y  shares and 0.62% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$566	$760	$970	$1,575	$566	$760	$970	$1,575
Class C shares	$279	$554	$954	$2,073	$179	$554	$954	$2,073
Class Y shares	$76	$249	$438	$984	$76	$249	$438	$984
Class I shares	$6,438	$22,117	$39,167	$88,603	$6,438	$22,117	$39,167	$88,603

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of its portfolio’s average value.

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in unrated debt securities and in publicly-traded real estate investment trusts.

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated debt security determined by the Adviser to be of comparable credit quality.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events.  The equity portion of the Fund is primarily a large cap U.S. portfolio, although the Fund may also invest in foreign stocks and small- and mid-cap stocks. Stocks are selected primarily on the basis of fundamental research, utilizing the information provided by, and the expertise of, the Adviser’s research staff and consideration of the responsible investing criteria described below.  The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Investment decisions for the fixed-income portion of the Fund are made primarily on the basis of fundamental and quantitative research conducted by the investment adviser’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when the investment adviser’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The Fund manages duration and any hedging of interest rate risk in the fixed-income portion of the Fund through the purchase and sale of U.S. Treasury securities and related futures contracts.

Incidental to its main investment strategy, the Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Adviser may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable credit quality by the Adviser. When the Fund purchases unrated securities, it will depend on the Adviser’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 11.47% for the quarter ended September 30, 2009 and the lowest quarterly return was -18.24% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.62%	7.31%	4.00%
Class A Return After Taxes on Distributions	1.66%	5.53%	2.88%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.68%	5.34%	2.93%
Class C Return Before Taxes	5.87%	7.48%	3.63%
Class Y Return Before Taxes	8.00%	8.51%	4.58%
Class I Return Before Taxes	8.16%	8.85%	5.02%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	7.08%
Balanced Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	8.43%	10.28%	6.95%

*

The Balanced Composite Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Index. Prior to 11/1/2015, the fixed income component was the Bloomberg Barclays U.S. Credit Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since November 2015.

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015.

Jade Huang, Vice President of CRM, has managed the Fund since November 2015.

Charles B. Gaffney, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2,000

IRA Accounts       $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514
To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Equity Portfolio

Investment Objective

The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 39 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I	Class R6
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I	Class R6
Management fees(3)	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None	None
Other expenses (4)	0.22%	0.24%	0.14%	0.10%	0.10%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.11%	1.88%	0.78%	0.74%	0.74%
Less fee waiver and/or expense reimbursement( [5] )	(0.02) %	(0.04) %	0.00%	(0.02)%	(0.02) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.09%	1.84%	0.78%	0.72%	0.72%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the fiscal year ended September 30, 2016 ..

(4)

Estimated for Class R6.

(5)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.07% for Class A shares, 1.82% for Class C shares, 0.96% for Class Y  shares, 0.70% for Class I shares and 0.70% for Class R6 shares. This expense reimbursement will continue through January 31, 2019. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I and Class R6 shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$581	$809	$1,056	$1,761	$581	$809	$1,056	$1,761
Class C shares	$287	$587	$1,012	$2,198	$187	$587	$1,012	$2,198
Class Y shares	$80	$249	$433	$966	$80	$249	$433	$966
Class I shares	$7,354	$23,452	$40,951	$91,652	$7,354	$23,452	$40,951	$91,652
Class R6 shares	$7,354	$23,452	$40,951	$91,652	$7,354	$23,452	$40,951	$91,652

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000® Index at the time of investment.  As of December 31, 2016, the market capitalization of the Russell 1000® Index companies ranged from $643 million to $618 billion with a weighted average level of $135.5 billion. The Fund may invest in publicly-traded real estate investment trusts.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Sub-Adviser looks for established companies with a history of steady earnings growth. The Sub-Adviser selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.  Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The Fund’s performance for all Classes except Class Y shares reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Past performance (both before and after taxes) is no guarantee of future results. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 17.97% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.39% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	-2.55%	11.07%	6.24%
Class A Return After Taxes on Distributions	-4.91%	8.72%	4.82%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-1.97%	8.74%	4.95%
Class C Return Before Taxes	0.49%	11.33%	5.95%
Class Y Return Before Taxes	2.62%	12.53%	7.05%
Class I Return Before Taxes	2.71%	12.71%	7.31%
Class R6 Return Before Taxes	2.71%	12.71%	7.31%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.33%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. Performance results for Class R6 prior to October 3, 2017 (the Class R6 share’s inception date) reflect the performance of Class I without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Investment Sub-Adviser. Atlanta Capital Management Company, LLC (“Atlanta Capital” or the “Sub-Adviser”).

Portfolio Managers

Joseph B. Hudepohl, CFA, Managing Director and Principal of Atlanta Capital, has managed the Fund since June 2015.

Lance V. Garrison, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Jeffrey A. Miller, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Robert R. Walton, Jr., CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class R6

$1,000,000

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.

There is no initial investment minimum for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I and R6 Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.  Class R6 shares may also be purchased through a financial intermediary.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Capital Accumulation Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.30%	0.34%	0.27%	0.10%
Total annual fund operating expenses	1.32%	2.11%	1.04%	0.87%
Less fee waiver and/or expense reimbursement(4)	(0.11)%	(0.15)%	(0.08)%	(0.02)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.21%	1.96%	0.96%	0.85%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.21% for Class A shares, 1.96% for Class C shares, 0.96% for Class Y  shares and 0.86% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$592	$863	$1,154	$1,981	$592	$863	$1,154	$1,981
Class C shares	$299	$646	$1,120	$2,430	$199	$646	$1,120	$2,430
Class Y shares	$98	$323	$566	$1,264	$98	$323	$566	$1,264
Class I shares	$8,676	$27,555	$48,024	$107,071	$8,676	$27,555	$48,024	$107,071

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Index at the time of investment. As of December 31, 2016, the market capitalization of the Russell® Midcap Index ranged from $643 million to $57.6 billion with a weighted average level of $13.3 billion. Although primarily investing in mid-cap U.S. companies, the Fund may also invest in small-cap companies. The Fund may invest in publicly-traded real estate investment trusts.

The Fund may also invest up to 25% of its net assets in foreign securities.

The Adviser selects securities primarily on the basis of fundamental research and consideration of the responsible investing criteria described below.  The portfolio managers utilize the information provided by, and the expertise of, the Adviser’s research staff in making investment decisions. In selecting securities, the portfolio managers seek companies that have sustainable earnings and cash flow, a strong and durable financial profile, secular and cyclical growth prospects, and the ability to maintain a competitive position within its industry. In addition, the portfolio managers employ a portfolio construction process that seeks to manage investment risk. This process includes the use of portfolio optimization tools (quantitative tools that help track the portfolio’s fundamental characteristics such as its volatility, valuation and growth rate relative to the benchmark) and risk management techniques to assist in portfolio construction and monitoring and maintaining issuer and industry diversification among portfolio holdings. The portfolio managers may sell a security when they believe it is fully valued, the fundamentals of a company deteriorate, or to pursue alternative investment options.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with two broad-based market indices. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 16.97% for the quarter ended December 31, 2010 and the lowest quarterly return was -25.22% for the quarter ended December 31, 2008.

Average Annual Total Returns December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.32%	9.36%	6.48%
Class A Return After Taxes on Distributions	1.10%	7.41%	5.40%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.91%	7.24%	5.15%
Class C Return Before Taxes	4.59%	9.58%	6.15%
Class Y Return Before Taxes	6.70%	10.67%	7.13%
Class I Return Before Taxes	6.83%	11.06%	7.75%
Russell® Midcap Index (reflects no deduction for fees, expenses or taxes)	13.80%	14.72%	7.86%
Russell® Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.51%	7.83%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to January 31, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  The Fund’s primary benchmark has been changed to the Russell® Midcap Index because it was deemed by the portfolio managers to be a more appropriate benchmark for the Fund.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since June 2016.

Jade Huang, Vice President of CRM, has managed the Fund since June 2016.

Charles B. Gaffney, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Equity Fund

Investment Objective

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.86%	0.86%	0.86%	0.86%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.43%	0.61%	0.29%	0.17%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	1.55%	2.48%	1.16%	1.04%
Less fee waiver and/or expense reimbursement(4)	(0.21)%	(0.39)%	(0.07)%	(0.08)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.34%	2.09%	1.09%	0.96%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) and Eaton Vance Management (International) Limited (“EVMI”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.33% for Class A shares, 2.08% for Class C shares, 1.08% for Class Y  shares and 0.95% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVMI during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$605	$922	$1,261	$2,216	$605	$922	$1,261	$2,216
Class C shares	$312	$735	$1,286	$2,787	$212	$735	$1,286	$2,787
Class Y shares	$111	$362	$632	$1,403	$111	$362	$632	$1,403
Class I shares	$9,794	$32,300	$56,623	$126,378	$9,794	$32,300	$56,623	$126,378

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index at the time of investment. As of December 31, 2016, the market capitalization of the MSCI EAFE companies ranged from $1,082 million to $223.7 billion with a weighted average level of $44.6 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE Index, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The portfolio managers select securities for the Fund primarily on the basis of fundamental research, including consideration of the responsible investing criteria described below.  The portfolio managers seek companies which it believes have strong business franchises but whose value is not yet fully reflected in their share prices. Such companies may include companies with a high return on invested capital, companies with a sustainable competitive advantage and/or companies with shareholder-friendly management teams. In selecting securities to implement the Fund’s core investment approach, the portfolio managers seek companies that, in its opinion, are high in quality or improving in quality. The Fund’s focus on valuation and quality companies may help dampen performance volatility in down markets. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”) and in exchange-traded funds (“ETFs”).  The Fund may also invest in publicly-traded real estate investment trusts.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.  Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 23.55% for the quarter ended September 30, 2009 and the lowest quarterly return was -24.02% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	-8.39%	4.04%	-2.97%
Class A Return After Taxes on Distributions	-9.45%	3.91%	-3.20%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-6.87%	3.28%	-1.95%
Class C Return Before Taxes	-5.61%	4.16%	-3.34%
Class Y Return Before Taxes	-3.66%	5.40%	-2.20%
Class I Return Before Taxes	-3.50%	5.68%	-1.86%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	1.00%	6.53%	0.75%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.  (Source for MSCI EAFE Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Investment Sub-Adviser. Eaton Vance Management (International) Limited (“EVMI” or the “Sub-Adviser”).

Portfolio Managers

Christopher Dyer, Vice President of EVMI, has managed the Fund since December 31, 2016.

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015.

Ian Kirwan, Vice President of EVMI, has managed the Fund since December 31, 2016.

Jade Huang, Vice President of CMR, has managed the Fund since November 2015.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Opportunities Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.87%	0.87%	0.87%	0.87%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.31%	0.74%	0.28%	0.29%
Total annual fund operating expenses	1.43%	2.61%	1.15%	1.16%
Less fee waiver and/or expense reimbursement(4)	0.00%	(0.35)%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.43%	2.26%	1.15%	1.16%

(1)

Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) and Eaton Vance Management (International) Limited (“EVMI”) have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.66% for Class A shares, 2.26% for Class C shares, 1.41% for Class Y  shares and 1.20% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM and/or EVMI during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$614	$906	$1,219	$2,107	$614	$906	$1,219	$2,107
Class C shares	$329	$778	$1,354	$2,918	$229	$778	$1,354	$2,918
Class Y shares	$117	$365	$633	$1,398	$117	$365	$633	$1,398
Class I shares	$11,823	$36,848	$63,831	$140,896	$11,823	$36,848	$63,831	$140,896

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of its portfolio’s average value.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index at the time of investment. As of December 31, 2016, the market capitalization of the MSCI EAFE SMID companies ranged from $65 million to $21.0 billion with a weighted average level of $4.4 billion.  Such non-U.S. investments may include American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).  The Fund may also invest in publicly-traded real estate investment trusts.

The Fund invests no more than 20% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries). In managing the Fund, the portfolio managers seek to exploit inefficiencies in the small- and mid-cap market through fundamental bottom-up research, including consideration of the responsible investing criteria described below. The portfolio managers employ a disciplined valuation framework in pursuit of attractive risk adjusted returns. The portfolio managers seek companies which may be best positioned to benefit from structural growth. The portfolio managers look for companies that, in their opinion, are high in quality or improving in quality. Such companies typically are well positioned in an industry or niche benefiting from structural change, or companies with differentiated products or services that possess defendable barriers to entry, competitive advantages, and scalable businesses. Characteristics of such companies may also include attractive earnings growth, profit margins and returns on capital which, if invested well, can lead to attractive compound rates of return through an economic cycle. The portfolio managers may also seek companies characterized as an improver or a rebounder. Such companies are typically characterized by either (i) a catalyst or identifiable positive agent of change, which are not fully reflected in the company’s share price; or (ii) a company whose price was negatively impacted by an overreaction to near-term news or the short-term focus of analysts and momentum investors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. Securities may be sold if, in the opinion of the portfolio managers, the price moves above a fair level of valuation, the company’s fundamentals deteriorate, or to pursue more attractive investment opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

The Fund may enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2007 to December 31, 2016, the highest quarterly total return for Class A was 24.05% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.15% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Life of Fund
Class A Return Before Taxes	-4.14%	8.21%	0.76%
Class A Return After Taxes on Distributions	-4.58%	7.58%	0.45%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-3.35%	6.57%	0.65%
Class C Return Before Taxes	-1.28%	8.30%	0.44%
Class Y Return Before Taxes	0.88%	9.53%	1.48%
Class I Return Before Taxes	0.95%	9.74%	1.72%
MSCI EAFE SMID Index (reflects no deduction for fees, expenses or taxes)	1.32%	9.46%	0.98%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class C shares prior to July 31, 2007 (the Class C shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class C share performance would have been lower than Class A share performance because Class C has higher class-specific expenses than Class A.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. (Source for MSCI EAFE Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Investment Sub-Adviser. Eaton Vance Management (International) Limited (“EVMI” or the “Sub-Adviser”).

Portfolio Managers

Aidan M. Farrell, Vice President of EVMI, has managed the Fund since December 31, 2016.

Christopher Madden, Vice President of CRM, has managed the Fund since December 31, 2016.

Jade Huang, Vice President of CRM, has managed the Fund since December 31, 2016.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Small Cap Fund

Investment Objective

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 42 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.31%	0.45%	0.25%	0.13%
Total annual fund operating expenses	1.36%	2.25%	1.05%	0.93%
Less fee waiver and/or expense reimbursement(4)	0.00%	(0.13)%	0.00%	(0.02)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.36%	2.12%	1.05%	0.91%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.37% for Class A shares, 2.12% for Class C shares, 1.12% for Class Y  shares and 0.92% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$607	$885	$1,184	$2,032	$607	$885	$1,184	$2,032
Class C shares	$315	$691	$1,193	$2,575	$215	$691	$1,193	$2,575
Class Y shares	$107	$334	$579	$1,283	$107	$334	$579	$1,283
Class I shares	$9,286	$29,443	$51,274	$114,117	$9,286	$29,443	$51,274	$114,117

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines small companies as those whose market capitalization falls within the range of the Russell 2000 Index at the time of investment. As of December 31, 2016, the market capitalization of the Russell 2000® Index companies ranged from $9 million to $10.5 billion with a weighted average level of $2.1 billion.

The Fund may also invest up to 25% of its net assets in foreign securities and in publicly-traded real estate investment trusts.

The Fund offers opportunities for long-term capital appreciation through a mix of smaller company stocks that meet the Fund’s investment criteria.  The Adviser selects securities primarily on the basis of fundamental research, including consideration of the responsible investing criteria described below. In selecting companies for investment, the Adviser may also consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors. The portfolio managers seek to manage investment risk by maintaining broad issuer and industry diversification among the Fund’s holdings, by managing the Fund’s risk profile relative to its benchmark, and by utilizing fundamental analysis of risk/return characteristics in securities selection.   The portfolio managers may sell a security when the Adviser’s price objective for the stock is reached, the fundamentals of the company change, or to pursue more attractive investment options.

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 16.70% for the quarter ended June 30, 2009 and the lowest quarterly return was -23.11% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	14.29%	14.47%	6.00%
Class A Return After Taxes on Distributions	13.92%	12.43%	5.05%
Class A Return After taxes on Distributions and Sale of Class A Shares	10.89%	11.22%	4.63%
Class C Return Before Taxes	18.09%	14.67%	5.60%
Class Y Return Before Taxes	20.40%	15.81%	6.63%
Class I Return Before Taxes	20.54%	16.27%	7.26%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.46%	7.07%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 18, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Michael D. McLean, Vice President of CRM, has managed the Fund since December 31, 2016.

Christopher Madden, CFA, Vice President of CRM, has managed the Fund since November 2015.

J. Griffith Noble, Vice President of CRM, has managed the Fund since December 31, 2016.

Jade Huang, Vice President of CRM, has managed the Fund since November 2015.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Emerging Markets Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 33 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.56%	2.31%	0.48%	0.35%
Total annual fund operating expenses	1.81%	4.31%	1.48%	1.35%
Less fee waiver and/or expense reimbursement(4)	(0.54)%	(2.29)%	(0.46)%	(0.43)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.27%	2.02%	1.02%	0.92%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.27% for Class A shares, 2.02% for Class C shares, 1.02% for Class Y  shares and 0.92% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.  The contractual administrative fee is 0.12%.  For Class I, CRM has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same; and

•

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$598	$967	$1,360	$2,458	$598	$967	$1,360	$2,458
Class C shares	$305	$1,099	$2,005	$4,326	$205	$1,099	$2,005	$4,326
Class Y shares	$104	$423	$764	$1,729	$104	$423	$764	$1,729
Class I shares	$9,388	$38,524	$69,827	$158,644	$9,388	$38,524	$69,827	$158,644

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.  The Fund is sub-advised by Hermes Investment Management Limited (the “Sub-Adviser”).

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participation notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.

The Sub-Adviser considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Sub-Adviser. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.

The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2016, the market capitalization of the MSCI Emerging Markets Index companies ranged from $362 million to $148.0 billion with a weighted average level of $29.6 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may acquire foreign currency or enter into foreign currency derivatives (including forward currency contracts and currency futures contracts) to hedge foreign currency exposure.

Companies located in emerging market countries may include American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Sub-Adviser seeks to identify quality companies trading at attractive valuations that are located in emerging market countries that are believed by the Sub-Adviser to have conditions that are supportive of economic growth. To this end, the Sub-Adviser combines a top-down approach to country and sector analysis with a bottom-up approach to fundamental company research , including consideration of the Fund’s responsible investing criteria described below .. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. The sector analysis includes a valuation assessment through qualitative analysis.   The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Sub-Adviser based on its level of conviction in the country and company with input from proprietary risk models.

The Fund may sell a security when its fundamentals deteriorate, the target price is reached, other securities are identified to displace a current holding or it does not meet the Fund’s sustainability and corporate responsibility criteria.

Responsible Investing. The Fund has established sustainable and socially responsible investment criteria to determine whether a security qualifies as an investment for the Fund. The Fund seeks to invest in emerging market companies whose products, services or industrial and/or business practices contribute towards addressing one or more global sustainability challenges in local or international markets, including (i) development, poverty and health, (ii) environment and climate change, and (iii) rights and governance. Investments are selected for financial soundness and evaluated according to these sustainability and corporate responsibility criteria, the application of which is considered to be in the economic interest of the Fund and its shareholders.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.  Risks associated with investing in stocks are more significant in a fund that invests in a limited number of securities.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Hedge and Derivatives Risk. Transactions in foreign currency and foreign currency derivatives in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates without regard to the quality or performance of the investment itself.  The use of foreign currency and foreign currency derivatives may also prevent the Fund from realizing profits on favorable movements in exchange rates. In addition, the value of a foreign currency derivative may not correlate to the value of the underlying foreign currency to the extent expected. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s or Sub- Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser and Sub-Adviser are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser or Sub-Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s and Sub-Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2012 to December 31, 2016, the highest quarterly total return for Class A was 9.48% for the quarter ended September 30, 2016 and the lowest quarterly return was -15.90% for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	1.48%	1.75%
Class A Return After Taxes on Distributions	1.23%	0.60%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.02%	0.84%
Class C Return Before Taxes	4.72%	2.02%
Class Y Return Before Taxes	6.82%	3.22%
Class I Return Before Taxes	6.83%	3.31%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	11.19%	-0.93%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A, Class C, Class Y and Class I commenced operations on October 29, 2012.  (Source for MSCI Emerging Markets Index:  MSCI.)  MSCI data may not be reproduced or used for any other purposes.  MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Investment Sub-Adviser. Hermes Investment Management Limited (“Hermes” or the “Sub-Adviser”).

Portfolio Managers

Gary Greenberg, CFA, Lead Portfolio Manager, Hermes, has managed the Fund since October 2012.

Elena Tedesco, CFA, Co-Portfolio Manager, Hermes, has managed the Fund since October 2012 .

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Conservative Allocation Fund

Investment Objective

The Fund seeks current income and capital appreciation, consistent with the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.24%	0.28%	4.81%	0.80%
Acquired fund fees and expenses	0.56%	0.56%	0.56%	0.56%
Total annual fund operating expenses	1.05%	1.84%	5.37%	1.36%
Less fee waiver and/or expense reimbursement(4)	(0.05)%	(0.09)%	(4.62)%	(0.71)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.75%	0.65%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees and Other expenses are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.44% for Class A shares, 1.19% for Class C shares, 0.19% for Class Y  shares and 0.09% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$572	$788	$1,022	$1,692	$572	$788	$1,022	$1,692
Class C shares	$278	$570	$987	$2,151	$178	$570	$987	$2,151
Class Y shares	$77	$1,192	$2,299	$5,032	$77	$1,192	$2,299	$5,032
Class I shares	$6,641	$36,067	$67,674	$157,325	$6,641	$36,067	$67,674	$157,325

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below.  The Fund may also invest in cash and short-term money market instruments.  The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

45% to 75% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

15% to 45% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments.

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 9.08% for the quarter ended September 30, 2009 and the lowest quarterly return was -9.39% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	0.03%	5.16%	4.17%
Class A Return After Taxes on Distributions	-1.34%	3.74%	2.86%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-0.53%	3.70%	2.91%
Class C Return Before Taxes	3.24%	5.19%	3.49%
Class Y Return Before Taxes	5.27%	6.23%	4.70%
Class I Return Before Taxes	5.36%	6.25%	4.71%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Conservative Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	4.76%	5.87%	5.31%

*

The Conservative Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 22% Russell 3000® Index, 7% MSCI EAFE Investable Market Index, 1% MSCI Emerging Markets Index, 60% Bloomberg Barclays U.S. Aggregate Index, and 10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether. On 11/1/15, the fixed income component was changed from the Bloomberg Barclays U.S. Credit Index.   Prior to 3/3/15, the blend was comprised of: 22% Russell® 3000 Index, 8% MSCI EAFE Investable Market Index, 60% Bloomberg Barclays U.S. Credit Index, and 10% Bloomberg Barclays U.S. 3 Month Treasury Bellwether.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Dan R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Moderate Allocation Fund

Investment Objective

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.30%	0.33%	4.27%	0.15%
Acquired fund fees and expenses	0.56%	0.56%	0.56%	0.56%
Total annual fund operating expenses	1.11%	1.89%	4.83%	0.71%
Less fee waiver and/or expense reimbursement(4)	(0.11)%	(0.14)%	(4.08)%	(0.06)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%	1.75%	0.75%	0.65%

(1)

Purchases of Class A shares of $1,000,000 or more at net asset value in accounts on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees and Other expenses are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.44% for Class A shares, 1.19% for Class C shares, 0.19% for Class Y  shares and 0.09% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$572	$801	$1,047	$1,753	$572	$801	$1,047	$1,753
Class C shares	$278	$580	$1,008	$2,200	$178	$580	$1,008	$2,200
Class Y shares	$77	$1,085	$2,098	$4,643	$77	$1,085	$2,098	$4,643
Class I shares	$6,641	$22,102	$38,917	$87,688	$6,641	$22,102	$38,917	$87,688

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below.  The Fund may also invest in cash and short-term money market instruments.  The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

50% to 80% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

20% to 50% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 20% of Fund’s net assets	In cash and short-term money market instruments.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 13.24% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.48% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	1.69%	7.52%	3.72%
Class A Return After Taxes on Distributions	-0.04%	6.10%	2.73%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.73%	5.79%	2.80%
Class C Return Before Taxes	4.93%	7.76%	3.44%
Class Y Return Before Taxes	6.93%	8.61%	4.25%
Class I Return Before Taxes	6.98%	8.62%	4.25%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Moderate Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	7.54%	9.31%	5.81%

*

The Moderate Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 47% Russell 3000® Index, 15% MSCI EAFE Investable Market Index, 3% MSCI Emerging Markets Index, 30% Bloomberg Barclays U.S. Aggregate Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether. On 11/1/15, the fixed income component was changed from the Bloomberg Barclays U.S. Credit Index.  Prior to 3/3/15, the blend was comprised of: 47% Russell 3000® Index, 18% MSCI EAFE Investable Market Index, 30% Bloomberg Barclays U.S. Credit Index, and 5% Bloomberg Barclays U.S. 3 Month Treasury Bellwether.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Dan R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of our request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Aggressive Allocation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus.   More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 73 and “Reduced Sales Charges” on page 75 of this Prospectus, and under “Method of Distribution” on page 34 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses(3)	0.35%	0.42%	6.66%	0.40%
Acquired fund fees and expenses	0.55%	0.55%	0.55%	0.55%
Total annual fund operating expenses	1.15%	1.97%	7.21%	0.95%
Less fee waiver and/or expense reimbursement(4)	(0.17)%	(0.24)%	(6.48)%	(0.32)%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.73%	0.73%	0.63%

(1)

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)

Applies to redemptions of Class C shares within one year of purchase.

(3)

Management fees and Other expenses are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)

Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that direct annual ordinary expenses exceed 0.43% for Class A shares, 1.18% for Class C shares, 0.18% for Class Y  shares and 0.08% for Class I shares. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to direct annual ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

•

your investment has a 5% return each year;

•

the Fund’s operating expenses remain the same;

•

any expense limitation is in effect for the period indicated in the fee table above; and

•

the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$570	$807	$1,062	$1,792	$570	$807	$1,062	$1,792
Class C shares	$276	$595	$1,040	$2,276	$176	$595	$1,040	$2,276
Class Y shares	$75	$1,545	$2,951	$6,204	$75	$1,545	$2,951	$6,204
Class I shares	$6,438	$27,079	$49,427	$113,712	$6,438	$27,079	$49,427	$113,712

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of its portfolio’s average value.

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in underlying Calvert fixed-income and equity funds that meet its investment criteria, including the responsible investing criteria described below.  The Fund may also invest in cash and short-term money market instruments.  The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and may also invest in cash and short-term money market instruments. The Fund typically invests as follows:

70% to 100% of Fund’s net assets

In funds that invest primarily in equity securities (Calvert Equity Portfolio, Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund, Calvert U.S. Mid Cap Core Responsible Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund and Calvert Small Cap Fund)

0% to 30% of Fund’s net assets

In funds that invest primarily in fixed-income securities (Calvert Bond Portfolio, Calvert Green Bond Fund, Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Unconstrained Bond Fund)

0% to 10% of Fund’s net assets	In cash and short-term money market instruments

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund), and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income funds and the underlying equity funds noted above.

The Adviser may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert fixed-income and equity funds that consider environmental, social and governance factors in selecting their investments.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Principal Risks

Asset Allocation Risk. The Adviser’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

High-Quality Money Market Instrument Risk. High-quality money market instruments generally are highly-rated short-term obligations and similar securities. They typically have a low risk of loss, but they are not risk-free. The risk of default on interest or principal payments from the U.S. government, a major bank, or a major corporation issuing highly rated commercial paper is remote.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of and reduce the Fund’s returns or result in a loss that exceeds the value of the assets allocated to establish and maintain a position in the derivative instrument.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with a broad-based market index and a composite benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 16.87% for the quarter ended June 30, 2009 and the lowest quarterly return was -21.79% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.45%	9.67%	3.59%
Class A Return After Taxes on Distributions	0.84%	8.18%	2.72%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.44%	7.60%	2.78%
Class C Return Before Taxes	5.69%	9.54%	2.84%
Class Y Return Before Taxes	7.80%	10.79%	4.12%
Class I Return Before Taxes	7.76%	10.78%	4.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
Aggressive Allocation Composite Benchmark* (reflects no deduction for fees, expenses or taxes)	9.42%	11.68%	5.86%

*

The Aggressive Allocation Composite Benchmark is an internally constructed benchmark comprised of a blend of 64% Russell 3000® Index, 21% MSCI EAFE Investable Market Index, 5% MSCI Emerging Markets Index and 10% Bloomberg Barclays U.S. Aggregate Index. On 11/1/15, the fixed income component was changed from the Bloomberg Barclays U.S. Credit Index.  Prior to 3/3/15, the blend was comprised of: 64% Russell 3000® Index, 26% MSCI EAFE Investable Market Index, and 10% Bloomberg Barclays U.S. Credit Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class I shares prior to May 20, 2016 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Classes will vary.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers

Dan R. Strelow, Vice President of CRM, has managed the Fund since December 31, 2016.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since November 2015.

Justin Bourgette, Vice President of CRM, has managed the Fund since December 31, 2016.

Buying and Selling Shares

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2 , 000

IRA Accounts        $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2 , 000

IRA Accounts       $1 , 000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds, P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

More Information on Investment Objective, Investment Strategies and Risks

Investment Objective

The investment objective of each Fund may be changed by the Fund’s Board of Directors/Trustees without shareholder approval.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI. The “Glossary of Certain Investment Risks” provides more information about the risks that are referred to in this section.

The table below lists the maximum percentage limitations on certain types of Fund investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income and equity funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are discussed in this section and are also described in the Fund Summary for the underlying Calvert equity funds that are included in this Prospectus or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert fixed-income funds and the underlying equity funds that are not included in this Prospectus). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Incidental to its main investment strategy, each Asset Allocation Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks” and “Explanation of Investment Strategies Used by Certain Funds.”

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

	Calvert Balanced Portfolio	Calvert Equity Portfolio	Calvert Capital Accumulation Fund	Calvert International Equity Fund	Calvert International Opportunities Fund	Calvert Small Cap Fund	Calvert Emerging Markets Equity Fund
Investment Techniques
Active Trading Strategy/Turnover	µ	❑	❑	❑	❑	❑	❑
Temporary Defensive Positions	❑	❑	❑	❑	❑	❑	❑
Exchange-Traded Funds	❑	❑	❑	µ	❑	❑	❑
Hedging Strategies	µ	NA	NA	NA	NA	NA	NA
Securities Lending	❑	❑	❑	❑	❑	❑	❑
Repurchase Agreements	❑	❑	❑	❑	❑	❑	❑
Securities
Stocks in General	µ	µ	µ	µ	µ	µ	µ
Foreign Securities	25N	25N	25N	µ	µ	25N	µ
Investment Grade Bonds and Comparable Unrated Bonds	µ	❑	❑	❑	❑	❑	❑
Below-Investment Grade Bonds and Comparable Unrated Bonds	15N1	15N1	10N1	5N1	❑	❑	❑
Unrated Debt Securities	µ	❑	❑	❑	❑	❑	❑
Illiquid Securities	15N	15N	15N	15N	15N	15N	15N
Asset-Backed Securities	µ	❑	❑	❑	❑	❑	❑
Mortgage-Backed Securities	µ	❑	❑	❑	❑	❑	❑
P-Notes	NA	NA	NA	❑	❑	NA	10T

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

	Calvert Balanced Portfolio	Calvert Equity Portfolio	Calvert Capital Accumulation Fund	Calvert International Equity Fund	Calvert International Opportunities Fund	Calvert Small Cap Fund	Calvert Emerging Markets Equity Fund
Derivative Instruments
Currency Contracts	❑	❑	5T	5T	5T	❑	5T
Options on Securities and Indices	5T2	5T2	5T2	5T2	5T2	5T2	5T2
Futures Contracts	5N3	5N3	5N3	5N3	5N3	5N3	5N3

1

Excludes any High Social Impact Investments.

2

Limitation applies to net premium payments.

3

Limitation applies to initial margin required to establish position.

Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
xN	Allowed up to x% of Fund’s net assets
xT	Allowed up to x% of Fund’s total assets
NA	Not applicable to this Fund

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the types of risk involved with each strategy are listed. This information is supplemental to the information about risk in each Fund Summary. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.  The Funds may also invest in ETFs to gain broad market or sector exposure.

Risks: Correlation and Market

Securities Lending.  The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration and interest rate risk.

Risks: Correlation and Opportunity

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Risks: Credit and Market

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated.  Such investments are generally denominated in foreign currency.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service (“Moody’s”), or if unrated, considered to be of comparable credit quality by the Fund’s Adviser or Sub-Adviser.

Risks: Interest Rate, Duration, Market and Credit

Below-Investment Grade Bonds. Bonds rated below BBB-/Baa3 by S&P or Moody’s, or assigned an equivalent rating by an NRSRO, and unrated bonds considered to be of comparable quality by a Fund’s Adviser or Sub-Adviser (so-called “junk bonds”) are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

Illiquid Securities. Securities that cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Derivative Instruments and Associated Risks

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time.  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (i.e., it will be “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Futures Contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Opportunity and Regulatory

Explanation of Strategies Used by Certain Funds

All Funds

Repurchase Agreements. Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser, the Sub-Adviser, or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser or Sub-Adviser fail to use futures in accordance with Rule 4.5, then the Adviser and/or the Sub-Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

Securities Lending. The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the Fund. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Acquired Fund Fees and Expenses (all Funds other than the Calvert Conservative, Moderate and Aggressive Asset Allocation Funds).  A Fund’s investments in mutual funds, hedge funds, private equity funds and other investment companies may result in acquired fund fees and expenses in the Fund’s expense table which reflect the estimated amount of fees and expenses incurred indirectly by the Fund.  These fees include underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that a Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

Calvert Balanced Portfolio

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund

ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.   Unless otherwise stated in Fund Summaries, such investments are not subject to any stated limitation on investing in foreign securities.

Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, Calvert Aggressive Allocation Fund and Calvert Emerging Markets Equity Fund

Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Fund of Funds Structure

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds other than Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income funds and the Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund. Additional investment practices of the underlying funds are described in (i) the applicable fund’s SAI, (ii) the Calvert Income Funds Prospectus dated February 1, 2017 , as may be amended or supplemented, for the underlying fixed-income funds, and (iii) the Calvert Responsible Index Funds Prospectus dated February 1, 2017 , as may be amended or supplemented, for the underlying Responsible Index Funds.

Portfolio Holdings

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov.  Fund portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

About Responsible Investing

Investment Selection Process

All Funds except Emerging Markets Equity Fund and Asset Allocation Funds.  Fund investments are evaluated under The Calvert Principles for Responsible Investment (included as Appendix A to this Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance. CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of a Fund may be changed by the Board of Directors without shareholder approval.

Balanced Portfolio may invest in a fixed-income security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, a Fund may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which a Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

Calvert Emerging Markets Equity Fund ..  In selecting investments for the Fund, the Sub-Adviser seeks companies that contribute to addressing one or more global sustainability challenges in their local and/or international markets.  Actions by companies to address such global sustainability challenges include the following themes:

•

Promoting economic development, income generation and poverty reduction

•

Improving quality of life in poor households and communities

•

Supporting agricultural innovation and food security

•

Providing access to safe medicines and low-cost health care

•

Expanding digital access and mobile communications for underserved communities and populations

•

Mitigating and adapting to climate change and other environmental challenges

•

Enhancing access to clean water and sanitation infrastructure

•

Respecting human rights, labor rights, and Indigenous Peoples’ rights in local communities/workplaces

•

Fostering gender equity and diversity in workplaces and local communities

•

Overcoming corruption through transparency and improved governance

In addition to evaluating companies according to the above criteria, investments are also evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

•

The Fund will seek to avoid investing in companies that manufacture tobacco products.

•

The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law.

•

The Fund will seek to avoid investing in companies that have significant and direct involvement in the manufacturing of alcoholic beverages or gambling.

•

The Fund will critically evaluate companies that significantly support governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

In addition to these threshold responsibility standards, investments will be evaluated and may be excluded for extraordinary events and controversial issues that may adversely affect a company’s reputation, operations and/or “social license” to operate.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  As described in the Fund Summary, the Sub-Adviser selects securities for the Fund based on fundamental and ESG research that it performs.  In assessing issuers for which data is limited, subjective judgments may serve as the primary basis for the Sub-Adviser’s evaluation.  If there is insufficient information about an issuer’s ESG performance, the Sub-Adviser or CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of a Fund may be changed by the Board of Directors without shareholder approval.  The Sub-Adviser may engage with companies on issues relevant to the Fund’s responsible investment criteria.

Calvert Asset Allocation Funds.  Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in Calvert fixed-income and equity funds that meet the Fund’s investment criteria (“Underlying Funds”).  Each Underlying Fund selects investments based on the criteria (including responsible investment criteria) described in its Prospectus.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and shareholder advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to:

Dialogue with Companies.  CRM may initiate dialogue with management through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern.

Proxy Voting.  As a shareholder of the companies in its portfolio, each Fund typically has an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. CRM votes proxies consistent with the Fund’s proxy voting guidelines attached to the SAI.

Shareholder Resolutions.  CRM may propose that companies submit resolutions to their shareholders on a variety of ESG issues. CRM believes that submitting shareholder resolutions may help establish dialogue with management and encourage companies to take action.

Special Investment Programs

As part of its interest in fostering innovative ESG initiatives, each Fund (other than the Asset Allocation Funds) may invest a small percentage of its net assets through special non-principal investment strategies – the High Social Impact Investments program and the Special Equities program.  The Funds may invest up to the following percentage of its net assets in each program as follows:

Fund	High Social Impact Investments	Special Equities
Balanced Portfolio	1%	3%
Equity Portfolio	1%	3%
Capital Accumulation Fund	3%	3%
International Equity Fund*	3%	3%
International Opportunities Fund*	3%	3%
Small Cap Fund	1%	3%
Emerging Markets Equity Fund	3%	3%

* High Social Impact Investments and Special Equities investments are excluded from Calvert International Equity Fund’s and Calvert International Opportunities Fund‘s limit on investments in U.S. companies of 20% of each Fund’s net assets.

High Social Impact Investments Program.  Each Fund may invest in the High Social Impact Investments program.  High Social Impact Investments are investments that, in the Adviser’s opinion, offer the opportunity for significant sustainability and social impact.  The program includes (i) debt obligations that offer a below-market interest rate and (ii) equity investments that may not generate a market rate of return.

High Social Impact Investment debt obligations are unrated and of below-investment grade quality, and involve a greater risk of default and price decline than investment grade investments.  High Social Impact Investments are illiquid, and a Fund may be unable to dispose of them at current carrying values.

Each Fund’s High Social Impact Investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus. High Social Impact Investments by a Fund may be direct investments in an issuer or investments in an intermediate entity that then makes High Social Impact Investment, such as the Calvert Social Investment Foundation (as discussed below).

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Pursuant to an exemptive order issued by the SEC, the Funds have invested in Community Investment Notes (“Notes”) issued by the Calvert Social Investment Foundation (the “Foundation”). The Foundation is a non-profit charitable and educational foundation that connects investors with organizations around the globe working to develop affordable housing, create jobs, protect the environment and achieve other social good. The Foundation issues Notes to individual and institutional investors and invests the proceeds in not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low-income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society.  The Foundation issues Notes with interest rates that range from 0% – 4% and terms ranging from one to 15 years, and in turn makes loans at below-market rates.  The Foundation has licensed use of the Calvert name from the Adviser and the Adviser’s President and Chief Executive Officer serves on the Foundation Board.  The Foundation is not owned or otherwise controlled by the Adviser or its affiliates.  In connection with the recent change in the Fund’s investment adviser, the Fund intends to request a new exemptive order from the SEC to permit additional investment in Notes.

Special Equities Program.  As noted above, each Fund may invest in the Special Equities program, which enables the Fund to promote approaches to responsible investment goals through privately placed investments. Special Equities investments are generally privately placed venture capital investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. At purchase, most Special Equities investments are expected to have projected returns commensurate with assumed risk levels. A small percentage of Special Equities investment may have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive societal impact.

The Fund Board or a committee thereof identifies, evaluates, and selects the Fund’s Special Equities investments. Each Fund has retained consultants to provide research to the Board relating to Special Equities investments.  Special Equities investments involve a high degree of risk and are subject to liquidity, information and transaction risk. Foreign Special Equities investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely.  Each Fund’s Special Equities investments are fair valued pursuant to valuation procedures adopted by the Fund’s Board and implemented by the Adviser. See “How Shares Are Priced” in this Prospectus.

Management of Fund Investments

About Calvert Research and Management

Calvert Research and Management (CRM or the Adviser), is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to each Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions including shareholder approval of a new investment advisory agreement between each Fund and CRM and investment sub-advisory agreements between CRM and EVMI and CRM and Atlanta Capital, both subsidiaries of EVC, for providing investment sub-advisory services to certain Funds as described herein.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 1825 Connecticut Avenue NW , Suite 400, Washington, DC  20009. The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to each Fund, providing administrative services and related office facilities.  The fees payable by the Fund for administrative services are described below.

Portfolio Managers

Calvert Balanced Portfolio.  The portfolio managers of the Fund are Charles B. Gaffney (since December 31, 2016), Christopher Madden, Jade Huang, Vishal Khanduja and Brian Ellis (all since November 2015).  Mr. Gaffney is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years.  He currently manages other funds and portfolios.  Mr. Madden and Ms. Huang manage other Calvert funds and are Vice Presidents of CRM. Prior to joining CRM on December 31, 2016, Mr. Madden and Ms. Huang served as equity analysts and portfolio managers at CIM for more than five years.  Mr. Khanduja manages other CRM funds and is a Vice President of CRM. Prior to joining CRM on December 31, 2016, he was Portfolio Manager and Head of Taxable Fixed Income at CIM and prior to July 2012 he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management. Mr. Ellis manages other CRM funds and is a Vice President of CRM. Prior to joining CRM on December 31, 2016, he was a member of the Taxable Fixed Income Team at CIM since May 2012 and prior thereto a Business Analyst at CIM.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Equity Portfolio.  Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Atlanta Capital Management Company, LLC (Atlanta Capital) with offices at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309. Atlanta Capital has managed the assets of the Fund since September 1998. Atlanta Capital had over $19.1 billion in assets under management as of September 30, 2016.

The portfolio managers of the Fund are Joseph B. Hudepohl, Lance V. Garrison, Jeffrey A. Miller and Robert R. Walton (all since June 2015).  Mr. Hudepohl has been Managing Director and Portfolio Manager at Atlanta Capital since June 2015.  Prior to joining Atlanta Capital he was Managing Director and Portfolio Manager, Logan Circle Partners, L.P., a division of Fortress Investment Group LLC from June 2013 – May 2015 and held various positions including Managing Director and Portfolio Manager at Goldman Sachs Asset Management from 1997 – 2013.  Messrs. Garrison and Walton are Vice Presidents and have been Portfolio Managers at Atlanta Capital since June 2015.  Prior to that, they served as Vice Presidents and Analysts at Atlanta Capital for more than five years.  Mr. Miller has been a Portfolio Manager since June 2015 and a Vice President of Atlanta Capital since August 2014.  Prior to joining Atlanta Capital he was a Portfolio Manager and Analyst at Crawford Investment Counsel from 2011 – 2014 and a Global Technology Analyst at Institutional Capital Corporation from 1999 – 2011.

Calvert Capital Accumulation Fund.  The portfolio managers of the Fund are Charles B. Gaffney (since December 31, 2016), Christopher Madden and Jade Huang (each since June 2016).  Additional information about Messrs. Gaffney, Madden and Ms. Huang appears above.

Calvert International Equity Fund.  Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Management (International) Limited (EVMI) with offices at 125 Old Broad Street, London, EC2N 1AR. EVMI has served as sub-adviser of the Fund since December 31, 2016.  EVMI had approximately $8 billion in assets under management as of September 30, 2016.

The portfolio managers of the Fund are Christopher Dyer and Ian Kirwan (each since December 31, 2016), Christopher Madden and Jade Huang (each since November 2015).  Additional information about Mr. Madden and Ms. Huang appears above.  Mr. Dyer manages other funds, is a Vice President of EVMI and Director of Global Equity for the Eaton Vance organization. Prior to joining EVMI in June 2015, Mr. Dyer was Head of European Equity at Goldman Sachs Asset Management in London, where he also served in various portfolio management roles during his fourteen-year tenure (2001-2015).  Mr. Kirwan joined EVMI as a Vice President in October 2015.  Prior to joining EVMI, Mr. Kirwan served as an analyst and/or portfolio manager at Qatar Investment Authority, Lazard Asset Management, Alliance Bernstein, and Schroder Investment Management.

Calvert International Opportunities Fund.  Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to EVMI. The portfolio managers of the Fund are Aiden Farrell, Christopher Madden and Jade Huang (each since December 31, 2016).  Additional information about Mr. Madden and Ms. Huang appears above.  Mr. Farrell joined EVMI as a Vice President in July 2015. Prior to joining EVMI, Mr. Farrell was Managing Director at Goldman Sachs Asset Management where he also served as a portfolio manager (2008-2015). Mr. Farrell also manages other funds and portfolios.

Calvert Small Cap Fund.  The portfolio managers of the Fund are Michael D. McLean and J. Griffith Noble (each since December 31, 2016), Christopher Madden and Jade Huang (each since November 2015).  Additional information about Mr. Madden and Ms. Huang appears above.  Mr. McLean is a Vice President of CRM and has been an employee of the Eaton Vance organization for more than five years.  He currently manages other funds and portfolios.  Mr. Noble is a Vice President of CRM and has been an employee of the Eaton Vance organization since 2012.  Prior to joining Eaton Vance in 2012, he was an equity analyst with Black Rock, Inc. (2008-2012).  He currently manages other funds and portfolios.

Calvert Emerging Markets Equity Fund.  Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes) with offices at Lloyds Chambers, 1 Portsoken Street, London E1 8HZ. Hermes has managed the assets of the Fund since the Fund’s inception in October 2012.

The portfolio managers of the Fund are Gary Greenberg and Elena Tedesco (each since October 2012).  Mr. Greenberg has been Lead Portfolio Manager for the Emerging Markets Team at Hermes for more than five years.  Ms. Tedesco has been a Portfolio Manager (Eastern Europe, Middle East and Africa) for the Emerging Markets Team at Hermes for more than five years.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund.  The portfolio managers of the Funds are Dan R. Strelow, Justin H. Bourgette (each since December 31, 2016) and Vishal Khanduja (since November 2015).  Additional information about Mr. Khanduja appears above.  Messrs. Strelow and Bourgette are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years.  They each currently manage other funds and portfolios.

The SAI for a Fund provides additional information about a portfolio manager’s management of other accounts, compensation and ownership of securities in a Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Advisory Fees

The table below shows the annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the fiscal year ended September 30, 2016 as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees paid to Calvert Investment Management, Inc. (“CIM”), the former adviser to each Fund. Sub-advisory fees paid by CIM to a Sub-Adviser are reflected in the total advisory fees paid by the Fund to CIM. The advisory fee does not include administrative fees.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to CRM for performing investment advisory services (and did not pay advisory fees to CIM). CRM, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds.

Advisory Fee
Calvert Balanced Portfolio	0.40%
Calvert Equity Portfolio	0.50%(1)
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.74%
Calvert International Opportunities Fund	0.75%
Calvert Emerging Markets Equity Fund	0.95%(2)
Calvert Small Cap Fund	0.70%(3)

(1)

Effective December 31, 2016, the annual advisory fee rate is 0.50% on average daily net assets up to and including $2 billion; 0.425% on assets over $2 billion up to and including $3 billion and 0.375% on assets over $3 billion.

(2)

Effective December 31, 2016, the annual advisory fee rate is 0.88% of the Fund’s average daily net assets.

(3)

Effective December 31, 2016, the annual advisory fee rate is 0.68% of the Fund’s average daily net assets.

A discussion regarding the basis for the approval by the Funds’ respective Board of Trustees/Directors of the investment advisory agreement and any applicable sub-advisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

Consulting Fees

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Prior to December 31, 2016, Morningstar Investment Management LLC (“Morningstar”) served as an asset allocation consultant and provided guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Each Asset Allocation Fund paid Morningstar an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services.  Morningstar is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

Administrative Fees

The administrative fees (as a percentage of the Fund’s net assets) paid by each Fund, net of waiver, for the fiscal year ended September 30, 2016 were as follows.   For information about administrative fees by each share class of each Fund prior to February 1, 2016, please see the section entitled “Administrative Services” in the Funds’ Statements of Additional Information.

Fund	Administrative Fee(1)
Calvert International Equity Fund	0.15%
Calvert Emerging Markets Equity Fund	0.12%
Calvert International Opportunities Fund	0.14%
Calvert Balanced Portfolio	0.12%
Calvert Capital Accumulation Fund	0.12%
Calvert Small Cap Fund	0.13%
Calvert Equity Portfolio	0.13%
Calvert Conservative Allocation Fund	0.12%
Calvert Moderate Allocation Fund	0.13%
Calvert Aggressive Allocation Fund	0.13%

(1)

Commencing February 1, 2016, the annual administrative fee paid by each share class of each fund listed above is 0.12% of average daily net assets.  CRM has agreed to contractually waive 0.02% of the administrative fee annually for Class I shares of Calvert Emerging Markets Equity Fund, Calvert Equity Portfolio, Calvert Capital Accumulation Fund, and Calvert Small Cap Fund through January 31, 2018. Commencing December 31, 2016, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Funds and Calvert Aggressive Allocation Fund no longer pay a fee for administrative services.

Because the Funds use this combined Prospectus, a Fund could be held liable for a misstatement or omission made about another Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Shareholder Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of the Fund (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. Prior thereto, Calvert Investment Distributors, Inc. served as each Fund’s distributor.  For more information on buying and selling shares, please contact your financial professional or Calvert funds at 800-368-2745.

How to Buy Shares

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  All variations described in Appendix B are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix B should read the terms and conditions of Appendix B carefully. See also Other Calvert Fund Features/Policies – “Street Name” Accounts.  For the variations applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix B – Financial Intermediary Sales Charge Variations.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix B.

Getting Started – Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts may be opened in a Calvert fund.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

•

the amount you wish to invest;

•

the length of time you plan to keep the investment;

•

the Class expenses; and

•

whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class you should choose.

Choosing a Share Class

The following chart shows the differences in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

As used throughout this Prospectus, the term “employer sponsored retirement plan” includes the following: an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code (such as a 401(k) plan, money purchase pension, profit sharing and defined benefit plan); ERISA covered 403(b) plan; Taft-Hartley multi-employer plan; and non-qualified deferred compensation arrangements that operate in a similar manner to a qualified retirement plan (including 457 plans and executive deferred compensation arrangements). Individual Retirement Accounts are not employer sponsored retirement plans for purposes of this definition.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply for one year to certain redemptions for accounts with $1 million or more for which no sales charge was paid).

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Distribution and/or Service Fees	The Fund pays 12b-1 fees of 0.25% on the average daily net assets of Class A shares annually.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 1.00% on the average daily net assets of Class C shares annually.

Class Y Shares: No Sales Charge

Investor Type

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) employer sponsored retirement plans, foundations, endowments and other consultant-driven business.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Class I Shares: No Sales Charge

Investor Type

Class I shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.

Class R6 Shares: No Sales Charge

Investor Type

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.  Class R6 shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization.

Initial Sales Charge	None

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class R6 shares have no 12b-1 fee.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Balanced Portfolio, or if the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

*

This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert funds that impose sales charges.

**

Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge (CDSC) of 0.80%.  The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Class Y

(All Funds)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) employer sponsored retirement plans, foundations, endowments and other consultant-driven business.

Class I

(All Funds)

Class I shares are sold without any initial sales load or CDSC.

Class I shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class R6

(Calvert Equity Portfolio)

Class R6 shares are offered without any initial sales load or CDSC.

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies.  In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.  Class R6 shares are not subject to distribution fees, service fees or sub-accounting/recordkeeping or similar fees paid to financial intermediaries.

There is no initial investment minimum for: employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Information regarding sales load breakpoints/discounts is also available on the Calvert fund website at www.calvert.com.

Rights of Accumulation can be Applied to Several Accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Class A shares are offered at net asset value (without a sales charge) to accounts of clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services; (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers; or (iii) Employer Sponsored Retirement Plans. Class A shares also are offered at net asset value to investment and institutional clients of CRM and its affiliates; certain persons affiliated with CRM or its affiliates; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the exchange privilege and when distributions are reinvested. A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information.  The Funds may eliminate, modify or add to the terms of these sales charge waivers at any time without providing advance notice to shareholders.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

•

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

•

directors, officers, and employees of any sub-adviser for the Calvert funds, employees of broker/dealers distributing the Fund’s shares and family members of the Sub-Adviser, or broker/dealer;

•

purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

•

trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

•

clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

•

the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert funds IRA with Calvert funds or their agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/ transfer instruction that reasonably supports this funding source requirement ; and

•

Shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Established Accounts

You may purchase shares of Calvert Balanced Portfolio at net asset value if your account was established on or before July 17, 1986. To take advantage of this sales charge waiver, you must purchase shares directly from EVD and notify Calvert funds at the time of purchase. If you do not let Calvert funds know that you are eligible, you may not receive this sales charge waiver to which you are otherwise entitled. In order to determine your eligibility, it may be necessary for you to provide Calvert funds with information and records, including account statements.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert fund automatically invested in another Calvert fund account with no additional sales charge.

Purchases Made at Net Asset Value (“NAV”)

If you purchase shares at NAV, you may exchange such shares for shares of another Calvert fund without incurring a sales charge.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Reinstatement Privilege (Class A)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge.  In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a distribution plan for Class A and Class C shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C shares) service fees for (i) the distribution services and facilities furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the distribution fees paid with respect to each Class, which are based on average daily net assets.

	Annual Fee
Fund	Class A	Class C
Calvert Balanced Portfolio	0.24%(1)	1.00%*
Calvert Equity Portfolio	0.25%	1.00%*
Calvert Capital Accumulation Fund	0.25%	1.00%*
Calvert International Equity Fund	0.25%	1.00%*
Calvert International Opportunities Fund	0.25%	1.00%*
Calvert Small Cap Fund	0.25%	1.00%*
Calvert Emerging Markets Equity Fund	0.25%	1.00%*
Calvert Conservative Allocation Fund	0.25%	1.00%*
Calvert Moderate Allocation Fund	0.25%	1.00%*
Calvert Aggressive Allocation Fund	0.25%	1.00%*

*

The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.

(1)

The distribution fee of 0.25% is applied on assets under management over $30 million.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Arrangements with Broker/Dealers

The Fund’s principal underwriter generally pays a sales commission to broker/dealers on sales of Class A and Class C shares (as a percentage of the amount sold and which, in the case of Class A, is a portion of the front-end sales charge). The principal underwriter also generally pays intermediaries an annual distribution and/or service fee on Class A and Class C shares sold by the intermediaries (based on the average daily net assets of shares sold by the intermediary).  The maximum sales commissions and annual distribution and/or service fees are shown below.

Maximum Commission/Distribution and/or Service Fees
Fund	Class A	Class C*
Calvert Balanced Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	1.00%/1.00%
Calvert Emerging Markets Equity Fund	4.00%/0.25%	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	1.00%/1.00%

*

The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.  These fees are paid to broker/dealers beginning in the 13th month after the purchase of Class C shares.

Additional Payments to Financial Intermediaries

CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer.  CRM, EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer's relationship with CRM, EVD or their affiliates. CRM, EVD or their affiliates determines the amount of these payments in its sole discretion. These payments may create an incentive for a broker-dealer or its representatives to recommend or offer shares of a Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because CRM receives greater management and other fees as Fund assets increase.  These additional payments are made by CRM, EVD or their affiliates and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD will pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more as follows: the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. When Class A shares are purchased subject to a finder’s fee and some or all of the purchase is exchanged into another Calvert fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/ dealers .. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one year CDSC of up to 0.80% when redeemed. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Payments for Sub-Transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide sub-transfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment , provided that no such compensation is paid with respect to Class R6 shares.  Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert fund reports, prospectuses and other communications to shareholders as required.

Eaton Vance provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives $8 per Fund account held directly on the books of the transfer agent.  Prior to December 31, 2016, Calvert Investment Services, Inc. provided similar services to, and received the same fees from, the Fund.

How to Open an Account

In addition to all 50 states and the District of Columbia, each Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam.  Each Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland except as described in the Funds’ SAI. The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. All Class Y purchases must be made by bank wire or via the National Securities Clearing Corporation (“NSCC”), or ACH funds transfer, as applicable in U.S. dollars. For additional information and wire instructions, call Calvert Funds at 800-368-2745.

Class A and C Shares

The Funds no longer accept new applications for direct purchases of Class C shares. Any application received by the Funds’ transfer agent for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.  A Fund will waive the front-end sales charge for shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Complete and sign an application for each new account (the application is available by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert funds’ client services department at 800-368-2745.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Class Y Shares

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with EVD. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.

EVD will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Class I Shares

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. For more information and wire instructions, call Calvert at 800-368-2745.

The minimum initial investments amount for Class I is $1,000,000.  The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•

the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•

the investor has agreed to make additional Class I investments within a reasonable amount of time;

•

discretionary wrap programs; and

•

certain omnibus accounts, such as those purchasing for a fund of funds.

Registered investment advisers who invest in Class I through certain broker-dealers through an omnibus account may aggregate client orders to meet the $1,000,000 initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party.

A Fund may also waive the initial Class I investment minimum for current or former Directors, Trustees, Officers or employees and their family members of the Calvert funds or CRM; or any firm that serves as sub-adviser to any Calvert fund at the time Fund shares are purchased.  A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.  For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50.  Additional requirements may apply.

Class R6 Shares

Class R6 shares are offered to employer sponsored retirement plans held in plan level or omnibus accounts; endowments; foundations; local, city, and state governmental institutions; corporations; charitable trusts; trust companies; private banks and their affiliates; and insurance companies; clients of Eaton Vance Investment Counsel; and investment companies. In order to offer Class R6 shares to investors other than employer sponsored retirement plans, a financial intermediary must enter into a written agreement with the Fund’s principal underwriter to offer such shares.

There is no initial investment minimum for:  employer sponsored retirement plans; private banks and their affiliates, provided the aggregate value of their assets under management invested in Calvert funds is at least $1,000,000; and investment companies sponsored by the Eaton Vance organization. For all other eligible investors, the initial investment must be at least $1,000,000. Subsequent investments of any amount may be made at any time. Please call 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time) for further information.

Class R6 shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire. To make an initial investment by wire, you must complete an account application and telephone Calvert Funds at 1-800-368-2745 to be assigned an account number. You may request an account application by calling 1-800-368-2745 Monday through Thursday, 9:00 a.m. to 5:30 p.m. (eastern time) and Friday, 9:00 a.m. to 5:00 p.m. (eastern time). Calvert Funds must be advised by telephone of each additional investment by wire.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Subsequent Investments (Class A and Class C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert Funds, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

How Shares are Priced

Each Fund values its shares once each day only when the New York Stock Exchange (the “Exchange”) is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). If trading on the Exchange is halted for the day before the scheduled close of regular trading, a Fund’s net asset value per share generally will still be calculated as of the scheduled close of regular trading on the Exchange. The purchase price of Fund shares is their net asset value (plus any applicable sales charge), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares through a financial intermediary, your financial intermediary must receive your order by the close of regular trading on the Exchange in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the financial intermediary’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain financial intermediaries (or their designated intermediaries).

The Board of Trustees/Directors has adopted procedures for valuing investments and has delegated to the Adviser the daily valuation of such investments. The Adviser has delegated certain Fund valuation functions for Calvert Emerging Markets Equity Fund, Calvert Equity Portfolio, Calvert International Equity Fund and Calvert International Opportunities Fund to the applicable Sub-Adviser, as described in the procedures.  Pursuant to the procedures, independent pricing services are used to value debt obligations at their market value. In determining market value, the pricing service considers various factors and market information. Exchange-listed securities and other instruments (including derivatives) normally are valued at last sale or closing prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Such values may be based on valuation models, information provided by market makers or estimates of market values obtained from yield or market data relating to investments or securities with similar characteristics. In certain situations, the Adviser, or Sub-Adviser, if applicable, may use the fair value of a security if market prices are unavailable or deemed unreliable, or if events occur after the close of a securities market (usually a foreign market) and before portfolio assets are valued which would materially affect net asset value. In addition, for foreign equity securities and total return swaps and futures contracts on foreign indices that meet certain criteria, the Trustees/Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, the value of securities held can change on days when Fund shares cannot be redeemed or purchased.  The Adviser has established a Valuation Committee that oversees the valuation of investments.

When Your Account Will be Credited

Class A, C and Y

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent ; however, as a convenience, check purchases received at the funds’ office in Washington, DC , will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Class I and Class R6

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

•

The Fund name and account number.

•

The amount of the transaction (in dollars or shares).

•

Signatures of all owners exactly as registered on the account (for mail requests).

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Signature guarantees (if required).  For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

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Any supporting legal documentation that may be required.

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Any outstanding certificates representing shares to be redeemed.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

How to Sell Shares

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee).  The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in a Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

Each Fund typically expects to meet redemption requests by (i) distributing any cash holdings, (ii) selling portfolio securities and/or (iii) borrowing from a bank under a line of credit.  In addition to the foregoing, each Fund also may distribute securities as payment (a so-called “redemption in-kind”), in which case the redeeming shareholder may pay fees and commissions to convert to the securities to cash.  Unless requested by a shareholder, each Fund generally expects to limit use of redemption in-kind to stressed market conditions, but is permitted to do so in other circumstances.  Securities distributed in a redemption in-kind would be valued pursuant to the Funds’ valuation procedures and selected by the investment adviser. If a shareholder receives securities in a redemption in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and the value of such securities would be subject to price fluctuation until sold. There can be no assurance that each Fund will manage liquidity successfully in all market environments. As a result, a Fund may not be able to pay redemption proceeds in a timely fashion because of unusual market conditions, an unusually high volume of redemption requests or other factors.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, Class C , Class I and Class R6 Shares) – call 800-368-2745 ..  Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calver funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

Class A and Class C Shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Class I and Class R6 Shares

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank account you have previously authorized.  All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars.

Written Requests (Class A, Class C , Class I and Class R6 Shares)

Send your written requests to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Systematic Check Redemptions and Distributions by Check (Class A and Class C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

A Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

Corporations and Associations (Class A, Class C , Class I and Class R6 Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, Class C , Class I and Class R6 Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer (All Classes)

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert funds and may charge you for services provided.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Other Calvert Fund Features/Policies

Website (For 24-hour performance and pricing information, visit www.calvert.com)

You can obtain current performance and pricing information, verify account balances and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, C, I and R6 shares only).  Proceeds of internet redemptions are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A and Class C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and Class C Shares)

You may purchase Class A or Class C shares or sell Class A or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, Class C , Class I and Class R6 Shares)

You may purchase , redeem or exchange Class A, Class C , Class I and Class R6 shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise.  Proceeds of a telephone redemption are generally limited to $100,000 per account (which may include shares of one or more Calvert funds) and can be sent only to the account address or to a bank pursuant to prior instructions.   For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Shareholders may exchange shares of a class of the Fund for shares of the same class of another Calvert fund at net asset value, subject to any requirements in the acquired fund’s prospectus and the exceptions and limitations noted below.  You may give exchange instructions by telephone if telephone redemptions have been authorized for your account and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert fund ; except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.  Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event.  See also Appendix B to this Prospectus.

An exchange must satisfy the minimum investment amount for that Calvert fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Restrictions on Excessive Trading and Market Timing

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities, emerging market securities and securities of certain small- and mid-cap companies) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Boards of the Calvert funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, each Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns:

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transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Fund (e.g., for failure to meet applicable account minimums);

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transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

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transactions made by model-based discretionary advisory accounts;

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transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or

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transactions in shares of Calvert Ultra-Short Income Fund.

It may be difficult for a Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017 restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than a Fund’s policy. Although each Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Funds and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with the Funds’ principal underwriter that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert funds at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Class A, Class C and Class Y.  Please maintain a balance in your Fund accounts of at least $2,000 per class for regular accounts/$1,000 per class for IRA accounts.  If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class).

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Class I and Class R6 ..  Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

“Street Name” Accounts.  If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.  If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Dividends, Capital Gains and Taxes

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Calvert Balanced Portfolio	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly

Calvert Equity Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Emerging Markets Equity Fund	Paid annually
Calvert Aggressive Allocation Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may also realize a capital gain or loss when you sell or exchange shares. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts, and shares acquired before January 1, 2012. A Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund or Calvert Emerging Markets Equity Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert funds.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert funds reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Description of Underlying Funds

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. CRM is the investment adviser for all of the underlying funds.

Underlying Calvert Equity and Index Funds

The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds (except Calvert U.S. Large Cap Core Responsible Index Fund, Calvert U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund) are described in the respective Fund Summaries and under “More Information on Investment Strategies and Risks” in this Prospectus. Calvert U.S. Large Cap Core Responsible Index Fund, U.S. Large Cap Growth Responsible Index Fund, Calvert U.S. Large Cap Value Responsible Index Fund, Calvert Developed Markets Ex-U.S. Responsible Index Fund and Calvert U.S. Mid Cap Core Responsible Index Fund are offered in the Calvert Responsible Index Funds Prospectus dated February 1, 2017 , as may be amended or supplemented.  Please see the relevant prospectus for detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds.  The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below. This description is not an offer of the underlying funds’ shares. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

Underlying Calvert Fixed-Income Funds

The underlying fixed-income funds are offered in separate Calvert prospectuses. For detailed information on the investment objectives, principal investment strategies and principal risks of those underlying funds, please see the Calvert Income Funds Prospectus dated February 1, 2017, as may be amended or supplemented, and the current Calvert Unconstrained Bond Fund Prospectus. The investment objectives and a brief description of the principal investment strategies and principal risks of those underlying funds are provided below.  This description is not an offer of the underlying funds’ shares.  Additional investment practices are described in the SAI of each of the underlying Calvert fixed-income funds.

The prospectus and SAI for each of the underlying funds are available on the Calvert funds’ website at www.calvert.com.

Calvert Fixed-Income Funds

Calvert Bond Portfolio

Investment Objective.  The Fund seeks to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Investment Strategy.  The Fund typically invests at least 80% of its net assets in bonds of any maturity. At least 80% of the Fund’s net assets will be invested in investment grade debt securities.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.

Calvert Green Bond

Investment Objective.  The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds.

Investment Strategy.  The Fund typically invests at least 80% of its net assets in green bonds of any maturity. The Fund defines “green” investments to include securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; bonds that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s Adviser, have no more than a negligible direct environmental impact, which may include securities issued by the U.S. government or its agencies, and U.S. government-sponsored entities.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested. Investing primarily in green investments carries the risk that the Fund may underperform funds that invest in a broader array of investments. In addition, some green investments may be dependent on government tax incentives and subsidies, and/or political support. The green sector may face challenges such as a limited number of issuers and liquidity in the market.  Bond funds are subject to interest rate risk and credit risk, among other risks.

Calvert Income Fund

Investment Objective.  The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities.

Investment Strategy.  The Fund typically invests at least 65% of its net assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.

Calvert Short Duration Income Fund

Investment Objective.  The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Investment Strategy.  The Fund typically invests at least 65% of its net assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. Government or its agencies and U.S. government-sponsored enterprises. Under normal circumstances, the Fund’s average portfolio duration will range from 1-3 years.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.

Calvert Long-Term Income Fund

Investment Objective.  The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities.

Investment Strategy.  The Fund typically invests at least 65% of its net assets in investment-grade debt securities, including bonds issued by U.S. corporations, the U.S. Government, and government-sponsored enterprises. Under normal circumstances, the Fund will have a dollar-weighted average portfolio maturity of 10 years or more.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.

Calvert Ultra-Short Income Fund

Investment Objective.  The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities.

Investment Strategy.  The Fund typically invests at least 65% of its net assets in investment-grade debt securities. Under normal circumstances, at least 80% of its net assets will be invested in floating-rate securities and securities with durations of less than or equal to one year.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.

Calvert High Yield Bond Fund

Investment Objective.  The Fund seeks high current income and capital appreciation, secondarily.

Investment Strategy.  The Fund normally invests at least 80% of its net assets in high yield, high risk bonds, and uses fundamental credit analysis to seek out companies whose financial condition gives them greater value relative to others in the high yield market, providing the further potential for capital appreciation.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.  High-yield, high risk bonds can involve a substantial risk of loss due to a greater risk of issuer default and are subject to greater price volatility than investment grade bonds and may be illiquid.

Calvert Unconstrained Bond Fund

Investment Objective.  The Fund seeks positive absolute returns over a full market cycle, regardless of market conditions.

Investment Strategy.  The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across global fixed-income markets and uses various investment strategies. The Fund typically invests at least 80% of its net assets in bonds and/or instruments (including derivative instruments) that provide exposure to bonds.  Under normal circumstances, the average portfolio duration of the Fund will vary from negative three (-3) years to positive eight (8) years.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Bond funds are subject to interest rate risk and credit risk, among other risks.  The Fund’s use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than help offset risk.

Calvert Index Funds

Calvert U.S. Large Cap Core Responsible Index Fund

Investment Objective.  The Fund seeks to track the performance of the Calvert U.S. Large Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.

Investment Strategy.  The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Core Responsible Index. The Index is composed of common stocks of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from a universe of large-cap stocks traded in U.S. markets.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert U.S. Large Cap Growth Responsible Index Fund

Investment Objective.  The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.

Investment Strategy.  The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Growth Responsible Index. The Index is composed of companies that operate their businesses in a manner that is consistent The Calvert Principles for Responsible Investment  and are selected from a universe of large-cap growth stocks traded in U.S. markets.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert U.S. Large Cap Value Responsible Index Fund

Investment Objective.  The Fund seeks to track the performance of the Calvert U.S. Large Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.

Investment Strategy.  The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Value Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from a universe of large-cap stocks traded in U.S. markets.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Calvert Developed Markets Ex-U.S. Responsible Index Fund

Investment Objective.  The Fund seeks to track the performance of the Calvert Developed Markets Ex-U.S. Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.

Investment Strategy.  The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Developed Markets Ex-U.S. Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of stocks of companies located in traded in markets in Europe, the Pacific, Asia and Canada.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Calvert U.S. Mid Cap Core Responsible Index Fund

Investment Objective. The Fund seeks to track the performance of the Calvert U.S. Mid Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.

Investment Strategy.  The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Mid Cap Core Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with The Calvert Principles for Responsible Investment and are selected from the universe of mid-cap stocks traded in U.S. markets.

Investment Risks.  Investment in mutual funds involves risk, including possible loss of principal invested.  Although expected to track its target index as closely as possible while meeting its investment criteria, the Fund will not be able to match the performance of the index exactly.  Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Midcap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or exacerbate losses instead of reducing them. For an exchange-traded fund (ETF), there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration risk

Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk	The risk that slower than anticipated payments (usually in response to higher interest rates) will extend the life of a beyond its expected maturity date, typically reducing the value of the security.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/”stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of changes in a security, index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a security to mature prior to its expected maturity date, typically reducing the value of a security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Regulatory risk

The risk associated with employing certain regulated investment instruments or techniques. To the extent a Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Adviser nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Transaction risk	The risk that the settlement of a transaction executed by a Fund may be delayed or may not be settled.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Funds’ financial statements, which were audited by KPMG LLP. Their report, along with each Fund’s financial statements, is included in each Fund’s Annual Report, which is available upon request.   Financial Highlights information is not provided for Class R6 shares of the Fund because the class had not commenced operations prior to the date of this Prospectus.

Calvert Balanced Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$30.82	$31.90	$33.06	$34.13	$30.81	$26.19
Income from investment operations:
Net investment income	0.25	0.51(b)	0.43	0.33	0.24	0.23
Net realized and unrealized gain (loss)	1.10	2.14(c)	(0.81)	3.02	3.32	4.62
Total from investment operations	1.35	2.65	(0.38)	3.35	3.56	4.85
Distributions from:
Net investment income	(0.24)	(0.50)	(0.41)	(0.32)	(0.24)	(0.23)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(0.59)	(3.73)	(0.78)	(4.42)	(0.24)	(0.23)
Total increase (decrease) in net asset value	0.76	(1.08)	(1.16)	(1.07)	3.32	4.62
Net asset value, ending	$31.58	$30.82	$31.90	$33.06	$34.13	$30.81
Total return (d)	4.42%	8.93%(c)	(1.27)%	10.77%	11.60%	18.58%
Ratios to average net assets: (e)
Net investment income	1.59%(f)	1.67%(b)	1.25%	1.02%	0.76%	0.78%
Total expenses	0.99%(f)	1.05%	1.13%	1.17%	1.18%	1.22%
Net expenses	0.99%(f)	1.02%	1.13%	1.16%	1.18%	1.22%
Portfolio turnover	71%	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$554,510	$592,625	$569,368	$561,809	$497,160	$447,678

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.02% of average net assets.

(c)

Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 8.90%.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Balanced Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$29.95	$31.11	$32.30	$33.45	$30.23	$25.72
Income from investment operations:
Net investment income (loss)	0.12	0.25(b)	0.15	0.08	(0.02)	(0.02)
Net realized and unrealized gain (loss)	1.07	2.08(c)	(0.78)	2.94	3.25	4.54
Total from investment operations	1.19	2.33	(0.63)	3.02	3.23	4.52
Distributions from:
Net investment income	(0.13)	(0.26)	(0.19)	(0.07)	(0.01)	(0.01)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(0.48)	(3.49)	(0.56)	(4.17)	(0.01)	(0.01)
Total increase (decrease) in net asset value	0.71	(1.16)	(1.19)	(1.15)	3.22	4.51
Net asset value, ending	$30.66	$29.95	$31.11	$32.30	$33.45	$30.23
Total return (d)	4.00%	8.05%(c)	(2.08)%	9.89%	10.71%	17.60%
Ratios to average net assets: (e)
Net investment income (loss)	0.78%(f)	0.85%(b)	0.47%	0.24%	(0.06)%	(0.05)%
Total expenses	1.79%(f)	1.86%	1.92%	1.95%	1.99%	2.05%
Net expenses	1.79%(f)	1.84%	1.92%	1.94%	1.99%	2.05%
Portfolio turnover	71%	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$63,326	$59,242	$55,180	$48,814	$37,812	$29,605

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.02% of average net assets.

(c)

Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 8.02%.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Balanced Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Period Ended
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$31.06	$32.13	$33.29	$34.25	$32.60
Income from investment operations:
Net investment income	0.29	0.58(c)	0.50	0.38	0.18
Net realized and unrealized gain (loss)	1.12	2.15(d)	(0.83)	3.04	1.48
Total from investment operations	1.41	2.73	(0.33)	3.42	1.66
Distributions from:
Net investment income	(0.29)	(0.57)	(0.46)	(0.28)	(0.01)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—
Total distributions	(0.64)	(3.80)	(0.83)	(4.38)	(0.01)
Total increase (decrease) in net asset value	0.77	(1.07)	(1.16)	(0.96)	1.65
Net asset value, ending	$31.83	$31.06	$32.13	$33.29	$34.25
Total return (e)	4.57%	9.15%(d)	(1.13%)	10.97%	5.11%
Ratios to average net assets: (f)
Net investment income	1.85%(g)	1.89%(c)	1.46%	1.27%	0.71% (g)
Total expenses	0.78%(g)	0.88%	1.09%	3.32%	61.96% (g)
Net expenses	0.73%(g)	0.78%	0.96%	0.96%	0.97% (g)
Portfolio turnover	71%	146%	99%	124%	114%
Net assets, ending (in thousands)	$24,357	$13,178	$6,103	$3,250	$66

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From April 30, 2013 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.008 per share and 0.03% of average net assets.

(d)

Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 9.12%.

(e)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(f)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(g)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Balanced Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$31.32	$32.36	$33.53	$34.55	$31.19	$26.49
Income from investment operations:
Net investment income	0.30	0.63(b)	0.59	0.51	0.41	0.45
Net realized and unrealized gain (loss)	1.14	2.17(c)	(0.82)	3.06	3.35	4.61
Total from investment operations	1.44	2.80	(0.23)	3.57	3.76	5.06
Distributions from:
Net investment income	(0.31)	(0.61)	(0.57)	(0.49)	(0.40)	(0.36)
Net realized gain	(0.35)	(3.23)	(0.37)	(4.10)	—	—
Total distributions	(0.66)	(3.84)	(0.94)	(4.59)	(0.40)	(0.36)
Total increase (decrease) in net asset value	0.78	(1.04)	(1.17)	(1.02)	3.36	4.70
Net asset value, ending	$32.10	$31.32	$32.36	$33.53	$34.55	$31.19
Total return (d)	4.62%	9.32%(c)	(0.86)%	11.35%	12.13%	19.16%
Ratios to average net assets: (e)
Net investment income	1.91%(f)	2.04%(b)	1.70%	1.53%	1.26%	1.43%
Total expenses	0.69%(f)	0.76%	0.64%	0.66%	0.68%	0.83%
Net expenses	0.62%(f)	0.65%	0.64%	0.66%	0.68%	0.70%
Portfolio turnover	71%	146%	99%	124%	114%	145%
Net assets, ending (in thousands)	$42,857	$15,554	$13,894	$43,579	$35,578	$29,601

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.02% of average net assets.

(c)

Total return includes voluntary reimbursement by the Adviser for realized investment losses relating to two trading errors which amounted to $0.01 per share.  Excluding such payment, the total return would have been 9.28%.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Equity Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$41.38	$47.79	$50.33	$44.68	$38.48	$32.91
Income from investment operations:
Net investment income (loss)	0.05	0.11(b)	0.10	0.02	0.07	(0.05)
Net realized and unrealized gain (loss)	2.11	3.74	2.20	7.67	6.19	7.32
Total from investment operations	2.16	3.85	2.30	7.69	6.26	7.27
Distributions from:
Net investment income	(0.06)	(0.13)	(0.02)	(0.05)	(0.01)	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.16)	(10.26)	(4.84)	(2.04)	(0.06)	(1.70)
Total increase (decrease) in net asset value	(2.00)	(6.41)	(2.54)	5.65	6.20	5.57
Net asset value, ending	$39.38	$41.38	$47.79	$50.33	$44.68	$38.48
Total return (c)	5.80%	8.57%	4.57%	17.63%	16.30%	22.75%
Ratios to average net assets: (d)
Net investment income (loss)	0.27%(e)	0.27%(b)	0.19%	0.05%	0.18%	(0.15%)
Total expenses	1.07%(e)	1.10%	1.13%	1.15%	1.21%	1.21%
Net expenses	1.07%(e)	1.08%	1.12%	1.14%	1.20%	1.21%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$1,192,977	$1,385,988	$1,328,913	$1,590,823	$1,602,401	$1,500,089

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Equity Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$27.35	$34.98	$38.31	$34.66	$30.06	$26.24
Income from investment operations:
Net investment loss	(0.06)	(0.14)(b)	(0.20)	(0.25)	(0.17)	(0.25)
Net realized and unrealized gain (loss)	1.31	2.67	1.69	5.89	4.82	5.77
Total from investment operations	1.25	2.53	1.49	5.64	4.65	5.52
Distributions from:
Net investment income	—	(0.03)	—	—	—	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.10)	(10.16)	(4.82)	(1.99)	(0.05)	(1.70)
Total increase (decrease) in net asset value	(2.85)	(7.63)	(3.33)	3.65	4.60	3.82
Net asset value, ending	$24.50	$27.35	$34.98	$38.31	$34.66	$30.06
Total return (c)	5.42%	7.73%	3.82%	16.76%	15.51%	21.82%
Ratios to average net assets: (d)
Net investment loss	(0.50%)(e)	(0.50%)(b)	(0.54%)	(0.68%)	(0.52%)	(0.87%)
Total expenses	1.83%(e)	1.87%	1.87%	1.88%	1.91%	1.94%
Net expenses	1.83%(e)	1.85%	1.86%	1.87%	1.90%	1.93%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$162,160	$178,719	$169,649	$171,869	$158,591	$150,000

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Equity Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$42.56	$48.90	$51.35	$45.51	$39.06	$33.25
Income from investment operations:
Net investment income	012	0.25(b)	0.25	0.18	0.23	0.09
Net realized and unrealized gain (loss)	2.17	3.83	2.25	7.81	6.30	7.42
Total from investment operations	2.29	4.08	2.50	7.99	6.53	7.51
Distributions from:
Net investment income	(0.22)	(0.29)	(0.13)	(0.16)	(0.03)	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.32)	(10.42)	(4.95)	(2.15)	(0.08)	(1.70)
Total increase (decrease) in net asset value	(2.03)	(6.34)	(2.45)	5.84	6.45	5.81
Net asset value, ending	$40.53	$42.56	$48.90	$51.35	$45.51	$39.06
Total return (c)	5.98%	8.89%	4.89%	17.99%	16.76%	23.26%
Ratios to average net assets: (d)
Net investment income	0.58%(e)	0.58%(b)	0.49%	0.36%	0.56%	0.25%
Total expenses	0.77%(e)	0.79%	0.84%	0.83%	0.82%	0.82%
Net expenses	0.76%(e)	0.77%	0.82%	0.82%	0.81%	0.81%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$195,725	$195,138	$157,114	$139,319	$137,137	$106,723

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Equity Portfolio
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$46.68	$52.65	$54.90	$48.48	$41.55	$35.22
Income from investment operations:
Net investment income	0.15	0.32(b)	0.38	0.29	0.32	0.16
Net realized and unrealized gain (loss)	2.40	4.14	2.38	8.34	6.70	7.87
Total from investment operations	2.55	4.46	2.76	8.63	7.02	8.03
Distributions from:
Net investment income	(0.27)	(0.30)	(0.19)	(0.22)	(0.04)	—
Net realized gain	(4.10)	(10.13)	(4.82)	(1.99)	(0.05)	(1.70)
Total distributions	(4.37)	(10.43)	(5.01)	(2.21)	(0.09)	(1.70)
Total increase (decrease) in net asset value	(1.82)	(5.97)	(2.25)	6.42	6.93	6.33
Net asset value, ending	$44.86	$46.68	$52.65	$54.90	$48.48	$41.55
Total return (c)	6.02%	9.01%	5.06%	18.23%	16.95%	23.44%
Ratios to average net assets: (d)
Net investment income	0.66%(e)	0.68%(b)	0.69%	0.56%	0.72%	0.40%
Total expenses	0.69%(e)	0.69%	0.64%	0.64%	0.66%	0.67%
Net expenses	0.67%(e)	0.67%	0.63%	0.62%	0.65%	0.66%
Portfolio turnover	16%	44%	37%	24%	32%	36%
Net assets, ending (in thousands)	$517,439	$472,583	$567,954	$961,680	$798,677	$667,246

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable.  Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Capital Accumulation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$29.68	$33.41	$36.99	$36.83	$31.45	$26.00
Income from investment operations:
Net investment income (loss)	0.17	0.02(b)	(0.16)	(0.14)	(0.18)	(0.26)
Net realized and unrealized gain (loss)	2.33	(0.67)	1.91	2.94	7.49	7.64
Total from investment operations	2.50	(0.65)	1.75	2.80	7.31	7.38
Distributions from:
Net investment income	(0.15)	—	—	—	—	—
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.16)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	2.34	(3.73)	(3.58)	0.16	5.38	5.45
Net asset value, ending	$32.02	$29.68	$33.41	$36.99	$36.83	$31.45
Total return (c)	8.44%	(2.08%)	4.90%	7.90%	24.74%	29.16%
Ratios to average net assets: (d)
Net investment income (loss)	1.07%(e)	0.07%(b)	(0.43%)	(0.36%)	(0.53%)	(0.85%)
Total expenses	1.33%(e)	1.37%	1.41%	1.43%	1.48%	1.53%
Net expenses	1.22%(e)	1.31%	1.41%	1.43%	1.48%	1.53%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$166,892	$192,402	$223,328	$215,683	$207,257	$157,016

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Capital Accumulation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$21.87	$25.62	$29.76	$30.35	$26.44	$22.29
Income from investment operations:
Net investment income (loss)	0.04	(0.16)(b)	(0.34)	(0.34)	(0.36)	(0.42)
Net realized and unrealized gain (loss)	1.73	(0.51)	1.53	2.39	6.20	6.50
Total from investment operations	1.77	(0.67)	1.19	2.05	5.84	6.08
Distributions from:
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	1.76	(3.75)	(4.14)	(0.59)	3.91	4.15
Net asset value, ending	$23.63	$21.87	$25.62	$29.76	$30.35	$26.44
Total return (c)	8.08%	(2.87%)	4.09%	7.06%	23.81%	28.11%
Ratios to average net assets: (d)
Net investment income (loss)	0.32%(e)	(0.72%)(b)	(1.23%)	(1.12%)	(1.30%)	(1.64%)
Total expenses	2.18%(e)	2.16%	2.21%	2.19%	2.25%	2.33%
Net expenses	1.97%(e)	2.09%	2.21%	2.19%	2.25%	2.33%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$21,175	$22,885	$29,837	$27,588	$25,311	$18,630

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Capital Accumulation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$30.12	$33.78	$37.26	$37.04	$31.56	$26.03
Income from investment operations:
Net investment income (loss)	0.22	0.08(b)	(0.07)	(0.07)	(0.12)	(0.18)
Net realized and unrealized gain (loss)	2.37	(0.66)	1.92	2.93	7.53	7.64
Total from investment operations	2.59	(0.58)	1.85	2.86	7.41	7.46
Distributions from:
Net investment income	(0.19)	—	—	—	—	—
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.20)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	2.39	(3.66)	(3.48)	0.22	5.48	5.53
Net asset value, ending	$32.51	$30.12	$33.78	$37.26	$37.04	$31.56
Total return (c)	8.60%	(1.83%)	5.16%	8.02%	24.98%	29.45%
Ratios to average net assets: (d)
Net investment income (loss)	1.40%(e)	0.28%(b)	(0.20%)	(0.17%)	(0.36%)	(0.59%)
Total expenses	1.12%(e)	1.08%	1.18%	1.26%	1.29%	1.29%
Net expenses	0.97%(e)	1.02%	1.18%	1.26%	1.29%	1.29%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$13,514	$13,538	$13,130	$10,871	$14,719	$8,071

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Capital Accumulation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$34.38	$38.05	$41.19	$40.50	$34.18	$27.94
Income from investment operations:
Net investment income (loss)	0.26	0.19(b)	0.06	0.10	0.03	(0.05)
Net realized and unrealized gain (loss)	2.70	(0.78)	2.13	3.23	8.22	8.22
Total from investment operations	2.96	(0.59)	2.19	3.33	8.25	8.17
Distributions from:
Net investment income	(0.30)	—	—	—	—	—
Net realized gain	(0.01)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total distributions	(0.31)	(3.08)	(5.33)	(2.64)	(1.93)	(1.93)
Total increase (decrease) in net asset value	2.65	(3.67)	(3.14)	0.69	6.32	6.24
Net asset value, ending	$37.03	$34.38	$38.05	$41.19	$40.50	$34.18
Total return (c)	8.63%	(1.64%)	5.53%	8.53%	25.55%	30.00%
Ratios to average net assets: (d)
Net investment income (loss)	1.43%(e)	0.55%(b)	0.14%	0.24%	0.08%	(0.16%)
Total expenses	0.88%(e)	0.86%	0.83%	0.82%	0.85%	0.88%
Net expenses	0.86%(e)	0.84%	0.83%	0.82%	0.85%	0.86%
Portfolio turnover	100%	199%	74%	81%	73%	63%
Net assets, ending (in thousands)	$72,250	$166,759	$236,228	$156,677	$130,705	$83,181

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.00% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$15.49	$15.62	$16.51	$16.44	$13.49	$11.84
Income from investment operations:
Net investment income	0.04	0.34(b)	0.18	0.15	0.08	0.12
Net realized and unrealized gain (loss)	0.46	(0.33)	(0.97)	0.02	2.98	1.68
Total from investment operations	0.50	0.01	(0.79)	0.17	3.06	1.80
Distributions from:
Net investment income	(0.40)	(0.14)	(0.10)	(0.10)	(0.11)	(0.15)
Total distributions	(0.40)	(0.14)	(0.10)	(0.10)	(0.11)	(0.15)
Total increase (decrease) in net asset value	0.10	(0.13)	(0.89)	0.07	2.95	1.65
Net asset value, ending	$15.59	$15.49	$15.62	$16.51	$16.44	$13.49
Total return (c)	3.42%	0.04%	(4.78%)	0.99%	22.82%	15.34%
Ratios to average net assets: (d)
Net investment income	0.57%(e)	2.20%(b)	1.08%	0.88%	0.52%	0.96%
Total expenses	1.60%(e)	1.62%	1.67%	1.66%	1.76%	1.84%
Net expenses	1.36%(e)	1.38%	1.54%	1.66%	1.76%	1.80%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$125,992	$156,757	$167,225	$263,718	$242,464	$183,588

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.013 per share and 0.08% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$13.31	$13.47	$14.27	$14.26	$11.71	$10.26
Income from investment operations:
Net investment income (loss)	(0.01)	0.19(b)	0.04	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss)	0.40	(0.28)	(0.84)	0.02	2.60	1.45
Total from investment operations	0.39	(0.09)	(0.80)	0.01	2.55	1.46
Distributions from:
Net investment income	(0.27)	(0.07)	—	—	—	(0.01)
Total distributions	(0.27)	(0.07)	—	—	—	(0.01)
Total increase (decrease) in net asset value	0.12	(0.16)	(0.80)	0.01	2.55	1.45
Net asset value, ending	$13.43	$13.31	$13.47	$14.27	$14.26	$11.71
Total return (c)	3.02%	(0.68%)	(5.61%)	0.07%	21.78%	14.23%
Ratios to average net assets: (d)
Net investment income (loss)	(0.17%)(e)	1.42%(b)	0.31%	(0.06%)	(0.40%)	0.05%
Total expenses	2.53%(e)	2.55%	2.58%	2.57%	2.65%	2.72%
Net expenses	2.12%(e)	2.14%	2.37%	2.57%	2.65%	2.69%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$12,612	$13,613	$15,997	$17,173	$17,746	$15,922

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.011 per share and 0.08% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$16.35	$16.54	$17.45	$17.38	$14.25	$12.45
Income from investment operations:
Net investment income	0.07	0.40(b)	0.27	0.23	0.14	0.18
Net realized and unrealized gain (loss)	0.48	(0.35)	(1.05)	0.02	3.15	1.77
Total from investment operations	0.55	0.05	(0.78)	0.25	3.29	1.95
Distributions from:
Net investment income	(0.46)	(0.24)	(0.13)	(0.18)	(0.16)	(0.15)
Total distributions	(0.46)	(0.24)	(0.13)	(0.18)	(0.16)	(0.15)
Total increase (decrease) in net asset value	0.09	(0.19)	(0.91)	0.07	3.13	1.80
Net asset value, ending	$16.44	$16.35	$16.54	$17.45	$17.38	$14.25
Total return (c)	3.55%	0.28%	(4.52%)	1.41%	23.27%	15.80%
Ratios to average net assets: (d)
Net investment income	0.86%(e)	2.50%(b)	1.52%	1.27%	0.90%	1.36%
Total expenses	1.27%(e)	1.23%	1.37%	1.31%	1.41%	1.46%
Net expenses	1.11%(e)	1.13%	1.22%	1.31%	1.39%	1.39%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$19,157	$23,534	$20,491	$17,479	$10,367	$7,535

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.014 per share and 0.09% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$16.53	$16.73	$17.68	$17.69	$14.52	$12.70
Income from investment operations:
Net investment income	0.07	0.44(b)	0.30	0.28	0.17	0.24
Net realized and unrealized gain (loss)	0.50	(0.36)	(1.05)	0.02	3.24	1.79
Total from investment operations	0.57	0.08	(0.75)	0.30	3.41	2.03
Distributions from:
Net investment income	(0.51)	(0.28)	(0.20)	(0.31)	(0.24)	(0.21)
Total distributions	(0.51)	(0.28)	(0.20)	(0.31)	(0.24)	(0.21)
Total increase (decrease) in net asset value	0.06	(0.20)	(0.95)	(0.01)	3.17	1.82
Net asset value, ending	$16.59	$16.53	$16.73	$17.68	$17.69	$14.52
Total return (c)	3.59%	0.41%	(4.27%)	1.64%	23.74%	16.16%
Ratios to average net assets: (d)
Net investment income	0.82%(e)	2.67%(b)	1.68%	1.53%	1.07%	1.71%
Total expenses	1.07%(e)	1.04%	1.03%	1.02%	1.06%	1.09%
Net expenses	0.96%(e)	0.95%	0.98%	1.02%	1.06%	1.06%
Portfolio turnover	101%	94%	97%	82%	40%	43%
Net assets, ending (in thousands)	$77,748	$140,129	$147,614	$92,318	$82,499	$101,203

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.014 per share and 0.09% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Opportunities Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.78	$14.58	$16.42	$15.76	$12.59	$10.57
Income from investment operations:
Net investment income (loss)	(0.02)	0.15(b)	0.14	0.15	0.14	0.13
Net realized and unrealized gain (loss)	0.98	0.63	(0.83)	0.66	3.19	2.01
Total from investment operations	0.96	0.78	(0.69)	0.81	3.33	2.14
Distributions from:
Net investment income	(0.15)	(0.11)	(0.18)	(0.15)	(0.16)	(0.12)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.15)	(0.58)	(1.15)	(0.15)	(0.16)	(0.12)
Total increase (decrease) in net asset value	0.81	0.20	(1.84)	0.66	3.17	2.02
Net asset value, ending	$15.59	$14.78	$14.58	$16.42	$15.76	$12.59
Total return (c)	6.62%	5.49%	(4.32%)	5.14%	26.70%	20.52%
Ratios to average net assets: (d)
Net investment income (loss)	(0.25%)(e)	1.07%(b)	0.88%	0.88%	1.04%	1.10%
Total expenses	1.41%(e)	1.49%	1.69%	1.85%	2.13%	2.35%
Net expenses	1.41%(e)	1.46%	1.66%	1.66%	1.66%	1.66%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$43,072	$107,429	$99,908	$50,540	$45,563	$27,406

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.006 per share and 0.04% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Opportunities Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.43	$14.28	$16.08	$15.44	$12.30	$10.32
Income from investment operations:
Net investment income (loss)	(0.07)	0.01(b)	(0.03)	(0.01)	0.02	0.04
Net realized and unrealized gain (loss)	0.96	0.61	(0.76)	0.66	3.14	1.95
Total from investment operations	0.89	0.62	(0.79)	0.65	3.16	1.99
Distributions from:
Net investment income	(0.01)	—	(0.04)	(0.01)	(0.02)	(0.01)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.01)	(0.47)	(1.01)	(0.01)	(0.02)	(0.01)
Total increase (decrease) in net asset value	0.88	0.15	(1.80)	0.64	3.14	1.98
Net asset value, ending	$15.31	$14.43	$14.28	$16.08	$15.44	$12.30
Total return (c)	6.10%	4.46%	(5.09%)	4.20%	25.70%	19.31%
Ratios to average net assets: (d)
Net investment income (loss)	(0.99%)(e)	0.04%(b)	(0.18%)	(0.08%)	0.17%	0.30%
Total expenses	2.60%(e)	2.67%	2.72%	2.81%	3.27%	3.65%
Net expenses	2.34%(e)	2.44%	2.50%	2.50%	2.50%	2.50%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$4,989	$5,037	$5,030	$4,605	$3,282	$2,363

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.006 per share and 0.04% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Opportunities Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.16	$13.99	$15.68	$15.03	$11.94	$10.00
Income from investment operations:
Net investment income	—(c)	0.19(b)	0.14	0.11	0.18	0.15
Net realized and unrealized gain (loss)	0.94	0.60	(0.77)	0.70	3.03	1.90
Total from investment operations	0.94	0.79	(0.63)	0.81	3.21	2.05
Distributions from:
Net investment income	(0.19)	(0.15)	(0.09)	(0.16)	(0.12)	(0.11)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.19)	(0.62)	(1.06)	(0.16)	(0.12)	(0.11)
Total increase (decrease) in net asset value	0.75	0.17	(1.69)	0.65	3.09	1.94
Net asset value, ending	$14.91	$14.16	$13.99	$15.68	$15.03	$11.94
Total return (d)	6.77%	5.82%	(4.11%)	5.40%	27.06%	20.69%
Ratios to average net assets: (e)
Net investment income	0.06%(f)	1.40%(b)	0.92%	0.68%	1.31%	1.36%
Total expenses	1.19%(f)	1.21%	1.42%	1.48%	1.90%	2.49%
Net expenses	1.19%(f)	1.18%	1.41%	1.41%	1.41%	1.41%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$30,537	$45,589	$33,299	$16,536	$5,138	$1,638

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.007 per share and 0.05% of average net assets.

(c)

Amount is less than $0.005 per share.

(d )

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

( e )

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert International Opportunities Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012
Net asset value, beginning	$14.56	$14.38	$16.19	$15.54	$12.37	$10.36
Income from investment operations:
Net investment income	0.02	0.19(b)	0.19	0.20	0.25	0.21
Net realized and unrealized gain (loss)	0.95	0.63	(0.80)	0.66	3.10	1.93
Total from investment operations	0.97	0.82	(0.61)	0.86	3.35	2.14
Distributions from:
Net investment income	(0.21)	(0.17)	(0.23)	(0.21)	(0.18)	(0.13)
Net realized gain	—	(0.47)	(0.97)	—	—	—
Total distributions	(0.21)	(0.64)	(1.20)	(0.21)	(0.18)	(0.13)
Total increase (decrease) in net asset value	0.76	0.18	(1.81)	0.65	3.17	2.01
Net asset value, ending	$15.32	$14.56	$14.38	$16.19	$15.54	$12.37
Total return (c)	6.82%	5.84%	(3.86%)	5.58%	27.43%	20.89%
Ratios to average net assets: (d)
Net investment income	0.33%(e)	1.35%(b)	1.22%	1.24%	1.76%	1.76%
Total expenses	1.09%(e)	1.17%	1.15%	1.18%	1.43%	1.70%
Net expenses	1.09%(e)	1.16%	1.15%	1.18%	1.20%	1.20%
Portfolio turnover	120%	52%	51%	56%	42%	56%
Net assets, ending (in thousands)	$88,570	$69,319	$40,833	$32,079	$24,130	$8,771

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.008 per share and 0.06% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Small Cap Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$21.76	$22.04	$22.98	$24.58	$19.36	$15.15
Income from investment operations:
Net investment income (loss)	(0.01)	0.03(b)	0.04	(0.07)	(0.01)	0.20
Net realized and unrealized gain (loss)	3.11	1.53	1.80	1.19	6.02	4.05
Total from investment operations	3.10	1.56	1.84	1.12	6.01	4.25
Distributions from:
Net investment income	—	(0.01)	—(c)	—	(0.25)	(0.04)
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(0.33)	(1.84)	(2.78)	(2.72)	(0.79)	(0.04)
Total increase (decrease) in net asset value	2.77	(0.28)	(0.94)	(1.60)	5.22	4.21
Net asset value, ending	$24.53	$21.76	$22.04	$22.98	$24.58	$19.36
Total return (d)	14.29%	7.66%	8.18%	4.69%	32.42%	28.12%
Ratios to average net assets: (e)
Net investment income (loss)	(0.08%)(f)	0.12%(b)	0.19%	(0.28%)	(0.05%)	1.13%
Total expenses	1.35%(f)	1.42%	1.52%	1.61%	1.67%	1.78%
Net expenses	1.35%(f)	1.37%	1.37%	1.53%	1.67%	1.69%
Portfolio turnover	100%	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$135,548	$170,294	$154,728	$134,128	$129,407	$95,189

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(c)

Amount is less than $0.005 per share.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Small Cap Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$19.30	$19.88	$21.12	$22.98	$18.08	$14.25
Income from investment operations:
Net investment income (loss)	(0.09)	(0.12)(b)	(0.12)	(0.23)	(0.17)	0.03
Net realized and unrealized gain (loss)	2.75	1.37	1.66	1.09	5.65	3.80
Total from investment operations	2.66	1.25	1.54	0.86	5.48	3.83
Distributions from:
Net investment income	—	—	—	—	(0.04)	—
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(0.33)	(1.83)	(2.78)	(2.72)	(0.58)	—
Total increase (decrease) in net asset value	2.33	(0.58)	(1.24)	(1.86)	4.90	3.83
Net asset value, ending	$21.63	$19.30	$19.88	$21.12	$22.98	$18.08
Total return (c)	13.82%	6.89%	7.38%	3.81%	31.35%	26.88%
Ratios to average net assets: (d)
Net investment income (loss)	(0.84%)(e)	(0.63%)(b)	(0.56%)	(1.06%)	(0.86%)	0.19%
Total expenses	2.21%(e)	2.31%	2.36%	2.38%	2.49%	2.64%
Net expenses	2.12%(e)	2.12%	2.12%	2.31%	2.49%	2.64%
Portfolio turnover	100%	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$18,304	$16,842	$15,887	$14,156	$13,726	$9,907

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Small Cap Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Period Ended
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)(b)
Net asset value, beginning	$21.91	$22.18	$23.06	$25.36
Income from investment operations:
Net investment income	0.03	0.09(c)	0.09	0.03
Net realized and unrealized gain (loss)	3.13	1.55	1.82	0.39
Total from investment operations	3.16	1.64	1.91	0.42
Distributions from:
Net investment income	—	(0.08)	(0.01)	—
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)
Total distributions	(0.33)	(1.91)	(2.79)	(2.72)
Total increase (decrease) in net asset value	2.83	(0.27)	(0.88)	(2.30)
Net asset value, ending	$24.74	$21.91	$22.18	$23.06
Total return (d)	14.46%	8.00%	8.45%	1.81%
Ratios to average net assets: (e)
Net investment income	0.28%(f)	0.44%(c)	0.39%	0.14% (f)
Total expenses	1.05%(f)	1.10%	1.31%	2.20% (f)
Net expenses	1.05%(f)	1.09%	1.12%	1.16% (f)
Portfolio turnover	100%	150%	59%	103%
Net assets, ending (in thousands)	$36,440	$20,229	$10,084	$4,406

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 18, 2013 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Small Cap Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)	2012 (a)
Net asset value, beginning	$23.18	$23.34	$24.14	$25.56	$20.06	$15.80
Income from investment operations:
Net investment income	0.05	0.13(b)	0.16	0.08	0.16	0.35
Net realized and unrealized gain (loss)	3.32	1.63	1.90	1.22	6.24	4.21
Total from investment operations	3.37	1.76	2.06	1.30	6.40	4.56
Distributions from:
Net investment income	(0.02)	(0.09)	(0.08)	—	(0.36)	(0.30)
Net realized gain	(0.33)	(1.83)	(2.78)	(2.72)	(0.54)	—
Total distributions	(0.35)	(1.92)	(2.86)	(2.72)	(0.90)	(0.30)
Total increase (decrease) in net asset value	3.02	(0.16)	(0.80)	(1.42)	5.50	4.26
Net asset value, ending	$26.20	$23.18	$23.34	$24.14	$25.56	$20.06
Total return (c)	14.56%	8.15%	8.72%	5.27%	33.43%	29.11%
Ratios to average net assets: (d)
Net investment income	0.36%(e)	0.58%(b)	0.64%	0.33%	0.71%	1.88%
Total expenses	0.92%(e)	0.94%	0.91%	0.95%	0.98%	1.03%
Net expenses	0.90%(e)	0.92%	0.91%	0.92%	0.92%	0.92%
Portfolio turnover	100%	150%	59%	103%	82%	3%
Net assets, ending (in thousands)	$90,112	$96,664	$61,669	$54,563	$46,198	$26,129

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.001 per share and 0.01% of average net assets.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Emerging Markets Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Period Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$12.94	$10.90	$13.15	$13.34	$12.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.08(c)	0.11	0.08	0.13
Net realized and unrealized gain (loss)	0.73	2.06	(1.92)	0.46	1.34
Total from investment operations	0.72	2.14	(1.81)	0.54	1.47
Distributions from:
Net investment income	(0.07)	(0.10)	(0.03)	(0.04)	(0.13)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.07)	(0.10)	(0.44)	(0.73)	(0.13)
Total increase (decrease) in net asset value	0.65	2.04	(2.25)	(0.19)	1.34
Net asset value, ending	$13.59	$12.94	$10.90	$13.15	$13.34
Total return (d)	5.60%	19.75%	(14.18%)	4.19%	12.30%
Ratios to average net assets: (e)
Net investment income (loss)	(0.15%)(f)	0.66%(c)	0.84%	0.57%	1.16% (f)
Total expenses	1.80%(f)	1.95%	2.18%	2.22%	3.03% (f)
Net expenses	1.27%(f)	1.47%	1.75%	1.78%	1.78% (f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$27,787	$39,343	$23,569	$20,628	$6,337

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Emerging Markets Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Period Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$12.76	$10.74	$13.05	$13.34	$12.00
Income from investment operations:
Net investment income (loss)	(0.05)	—(c)	(0.03)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	0.71	2.03	(1.87)	0.45	1.37
Total from investment operations	0.66	2.03	(1.90)	0.40	1.36
Distributions from:
Net investment income	(0.02)	(0.01)	—	—	(0.02)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.02)	(0.01)	(0.41)	(0.69)	(0.02)
Total increase (decrease) in net asset value	0.64	2.02	(2.31)	(0.29)	1.34
Net asset value, ending	$13.40	$12.76	$10.74	$13.05	$13.34
Total return (d)	5.16%	18.94%	(14.98%)	3.10%	11.38%
Ratios to average net assets: (e)
Net investment income (loss)	(0.79%)(f)	0.02%(c)	(0.23%)	(0.41%)	(0.09%)(f)
Total expenses	4.31%(f)	4.44%	5.00%	4.36%	100.72%(f)
Net expenses	2.02%(f)	2.21%	2.70%	2.78%	2.78%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$1,433	$994	$566	$610	$133

(a)

Net investment income (loss) per share is calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Emerging Markets Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Period
		September 30,
Class Y Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$13.17	$11.10	$13.35	$13.48	$12.00
Income from investment operations:
Net investment income	0.01	0.16(c)	0.12	0.10	0.14
Net realized and unrealized gain (loss)	0.73	2.05	(1.93)	0.49	1.36
Total from investment operations	0.74	2.21	(1.81)	0.59	1.50
Distributions from:
Net investment income	(0.10)	(0.14)	(0.03)	(0.03)	(0.02)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.10)	(0.14)	(0.44)	(0.72)	(0.02)
Total increase (decrease) in net asset value	0.64	2.07	(2.25)	(0.13)	1.48
Net asset value, ending	$13.81	$13.17	$11.10	$13.35	$13.48
Total return (d)	5.71%	20.09%	(13.96%)	4.51%	12.55%
Ratios to average net assets: (e)
Net investment income	0.20%(f)	1.34%(c)	0.95%	0.78%	1.28%(f)
Total expenses	1.45%(f)	1.59%	2.07%	2.24%	18.62%(f)
Net expenses	1.02%(f)	1.18%	1.50%	1.53%	1.53%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$43,501	$26,639	$6,889	$2,320	$440

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.004 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Emerging Markets Equity Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years or Period Ended
		September 30,
Class I Shares		2016 (a)	2015 (a)	2014 (a)	2013 (a)(b)
Net asset value, beginning	$13.06	$10.99	$13.26	$13.49	$12.00
Income from investment operations:
Net investment income	0.02	0.12(c)	0.14	0.10	0.19
Net realized and unrealized gain (loss)	0.71	2.09	(1.93)	0.48	1.33
Total from investment operations	0.73	2.21	(1.79)	0.58	1.52
Distributions from:
Net investment income	(0.10)	(0.14)	(0.07)	(0.12)	(0.03)
Net realized gain	—	—	(0.41)	(0.69)	—
Total distributions	(0.10)	(0.14)	(0.48)	(0.81)	(0.03)
Total increase (decrease) in net asset value	0.63	2.07	(2.27)	(0.23)	1.49
Net asset value, ending	$13.69	$13.06	$10.99	$13.26	$13.49
Total return (d)	5.80%	20.31%	(13.92%)	4.49%	12.73%
Ratios to average net assets: (e)
Net investment income	0.29%(f)	1.06%(c)	1.12%	0.78%	1.61%(f)
Total expenses	1.34%(f)	1.41%	1.48%	1.42%	1.65%(f)
Net expenses	0.92%(f)	1.12%	1.40%	1.42%	1.43%(f)
Portfolio turnover	30%	32%	66%	95%	74%
Net assets, ending (in thousands)	$79,337	$58,259	$39,101	$33,721	$33,053

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From October 29, 2012 inception.

(c)

Amount includes a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.  This amounted to $0.003 per share and 0.03% of average net assets.

(d)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(e)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Conservative Allocation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014	2013 (a)	2012
Net asset value, beginning	$16.48	$16.59	$17.22	$16.88	$16.45	$15.01
Income from investment operations:
Net investment income	0.19	0.31	0.30	0.29	0.38	0.40
Net realized and unrealized gain (loss)	0.32	0.55	0.05	0.83	0.74	1.65
Total from investment operations	0.51	0.86	0.35	1.12	1.12	2.05
Distributions from:
Net investment income	(0.24)	(0.30)	(0.29)	(0.29)	(0.39)	(0.40)
Net realized gain	(0.14)	(0.67)	(0.69)	(0.49)	(0.30)	(0.21)
Total distributions	(0.38)	(0.97)	(0.98)	(0.78)	(0.69)	(0.61)
Total increase (decrease) in net asset value	0.13	(0.11)	(0.63)	0.34	0.43	1.44
Net asset value, ending	$16.61	$16.48	$16.59	$17.22	$16.88	$16.45
Total return (b)	3.17%	5.42%	2.01%	6.78%	7.07%	13.96%
Ratios to average net assets: (c)
Net investment income	2.37%(e)	1.90%	1.76%	1.71%	2.31%	2.53%
Total expenses (d)	0.55%(e)	0.67%	0.69%	0.68%	0.68%	0.77%
Net expenses (d)	0.44%(e)	0.44%	0.44%	0.44%	0.44%	0.44%
Portfolio turnover	31%	61%	8%	17%	31%	26%
Net assets, ending (in thousands)	$126,088	$131,576	$112,881	$92,150	$73,305	$53,431

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the expenses of the Underlying Funds.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Conservative Allocation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014	2013 (a)	2012
Net asset value, beginning	$16.28	$16.40	$17.06	$16.74	$16.32	$14.90
Income from investment operations:
Net investment income	0.13	0.17	0.13	0.13	0.21	0.24
Net realized and unrealized gain (loss)	0.32	0.55	0.06	0.81	0.74	1.62
Total from investment operations	0.45	0.72	0.19	0.94	0.95	1.86
Distributions from:
Net investment income	(0.16)	(0.17)	(0.16)	(0.13)	(0.23)	(0.23)
Net realized gain	(0.14)	(0.67)	(0.69)	(0.49)	(0.30)	(0.21)
Total distributions	(0.30)	(0.84)	(0.85)	(0.62)	(0.53)	(0.44)
Total increase (decrease) in net asset value	0.15	(0.12)	(0.66)	0.32	0.42	1.42
Net asset value, ending	$16.43	$16.28	$16.40	$17.06	$16.74	$16.32
Total return (b)	2.80%	4.57%	1.03%	5.71%	6.02%	12.73%
Ratios to average net assets: (c)
Net investment income	1.62%(e)	1.07%	0.76%	0.73%	1.30%	1.45%
Total expenses (d)	1.33%(e)	1.46%	1.44%	1.40%	1.44%	1.51%
Net expenses (d)	1.19%(e)	1.27%	1.44%	1.40%	1.44%	1.51%
Portfolio turnover	31%	61%	8%	17%	31%	26%
Net assets, ending (in thousands)	$34,038	$34,334	$29,932	$25,263	$20,675	$15,209

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the expenses of the Underlying Funds.

(e )

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Conservative Allocation Fund
	Six Months Ended	Period Ended
	March 31, 2017 (a)	September 30,
Class Y Shares	(Unaudited)	2016 (a)(b)
Net asset value, beginning	$16.47	$16.07
Income from investment operations:
Net investment income	0.16	0.12
Net realized and unrealized gain (loss)	0.37	0.41
Total from investment operations	0.53	0.53
Distributions from:
Net investment income	(0.27)	(0.13)
Net realized gain	(0.14)	—
Total distributions	(0.41)	(0.13)
Total increase (decrease) in net asset value	0.12	0.40
Net asset value, ending	$16.59	$16.47
Total return (c)	3.29%	3.32%
Ratios to average net assets: (d)
Net investment income	1.96%(f)	2.16%(f)
Total expenses (e)	1.11%(f)	4.98%(f)
Net expenses (e)	0.19%(f)	0.19%(f)
Portfolio turnover	31%	61%
Net assets, ending (in thousands)	$8,135	$404

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Conservative Allocation Fund
	Six Months Ended	Period Ended
	March 31, 2017 (a)	September 30,
Class I Shares	(Unaudited)	2016 (a)(b)
Net asset value, beginning	$16.48	$16.07
Income from investment operations:
Net investment income	0.27	0.11
Net realized and unrealized gain (loss)	0.26	0.43
Total from investment operations	0.53	0.54
Distributions from:
Net investment income	(0.28)	(0.13)
Net realized gain	(0.14)	—
Total distributions	(0.42)	(0.13)
Total increase (decrease) in net asset value	0.11	0.41
Net asset value, ending	$16.59	$16.48
Total return (c)	3.29%	3.40%
Ratios to average net assets: (d)
Net investment income	3.24%(f)	1.93%(f)
Total expenses (e)	1.24%(f)	0.97%(f)
Net expenses (e)	0.09%(f)	0.09%(f)
Portfolio turnover	31%	61%
Net assets, ending (in thousands)	$2,024	$1,034

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund ..

(e)

Amounts do not include the income or expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Moderate Allocation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$17.86	$18.84	$19.80	$19.04	$16.89	$14.51
Income from investment operations:
Net investment income	0.23	0.25	0.23	0.20	0.20	0.21
Net realized and unrealized gain (loss)	0.80	1.00	(0.04)	1.34	2.14	2.36
Total from investment operations	1.03	1.25	0.19	1.54	2.34	2.57
Distributions from:
Net investment income	(0.36)	(0.24)	(0.21)	(0.19)	(0.19)	(0.19)
Net realized gain	(0.39)	(1.99)	(0.94)	(0.59)	—	—
Total distributions	(0.75)	(2.23)	(1.15)	(0.78)	(0.19)	(0.19)
Total increase (decrease) in net asset value	0.28	(0.98)	(0.96)	0.76	2.15	2.38
Net asset value, ending	$18.14	$17.86	$18.84	$19.80	$19.04	$16.89
Total return (b)	5.96%	7.16%	0.86%	8.27%	14.02%	17.89%
Ratios to average net assets: (c)
Net investment income	2.63%(e)	1.43%	1.14%	1.01%	1.12%	1.28%
Total expenses (d)	0.54%(e)	0.73%	0.67%	0.64%	0.69%	0.72%
Net expenses (d)	0.44%(e)	0.56%	0.67%	0.64%	0.69%	0.72%
Portfolio turnover	27%	61%	8%	10%	27%	25%
Net assets, ending (in thousands)	$201,899	$203,907	$189,372	$172,244	$143,215	$117,550

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the expenses of the Underlying Funds.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Moderate Allocation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014	2013	2012
Net asset value, beginning	$17.11	$18.16	$19.19	$18.55	$16.52	$14.26
Income from investment operations:
Net investment income	0.16	0.11	0.07	0.09	0.09	0.09
Net realized and unrealized gain (loss)	0.76	0.97	(0.02)	1.26	2.08	2.31
Total from investment operations	0.92	1.08	0.05	1.35	2.17	2.40
Distributions from:
Net investment income	(0.33)	(0.14)	(0.14)	(0.12)	(0.14)	(0.14)
Net realized gain	(0.39)	(1.99)	(0.94)	(0.59)	—	—
Total distributions	(0.72)	(2.13)	(1.08)	(0.71)	(0.14)	(0.14)
Total increase (decrease) in net asset value	0.20	(1.05)	(1.03)	0.64	2.03	2.26
Net asset value, ending	$17.31	$17.11	$18.16	$19.19	$18.55	$16.52
Total return (b)	5.56%	6.37%	0.09%	7.44%	13.21%	16.96%
Ratios to average net assets: (c)
Net investment income	1.86%(e)	0.68%	0.37%	0.28%	0.38%	0.55%
Total expenses (d)	1.32%(e)	1.51%	1.42%	1.38%	1.42%	1.45%
Net expenses (d)	1.19%(e)	1.32%	1.42%	1.38%	1.42%	1.45%
Portfolio turnover	27%	61%	8%	10%	27%	25%
Net assets, ending (in thousands)	$41,991	$42,695	$40,560	$37,326	$31,242	$24,869

(a)

Net investment income per share is calculated using the Average Shares Method.

(b )

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

( c )

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

( d )

Amounts do not include the expenses of the Underlying Funds.

( e )

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Moderate Allocation Fund
	Six Months Ended	Period Ended
	March 31, 2017 (a)	September 30,
Class Y Shares	(Unaudited)	2016 (a)(b)
Net asset value, beginning	$17.85	$17.10
Income from investment operations:
Net investment income	0.19	0.06
Net realized and unrealized gain (loss)	0.86	0.76
Total from investment operations	1.05	0.82
Distributions from:
Net investment income	(0.37)	(0.07)
Net realized gain	(0.39)	—
Total distributions	(0.76)	(0.07)
Total increase (decrease) in net asset value	0.29	0.75
Net asset value, ending	$18.14	$17.85
Total return (c)	6.10%	4.83%
Ratios to average net assets: (d)
Net investment income	2.12%(f)	0.99%(f)
Total expenses (e)	2.80%(f)	4.44%(f)
Net expenses (e)	0.19%(f)	0.19%(f)
Portfolio turnover	27%	61%
Net assets, ending (in thousands)	$2,236	$397

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Moderate Allocation Fund
	Six Months Ended	Period Ended
	March 31, 2017 (a)	September 30,
Class I Shares	(Unaudited)	2016 (a)(b)
Net asset value, beginning	$17.85	$17.10
Income from investment operations:
Net investment income	0.21	0.07
Net realized and unrealized gain (loss)	0.86	0.76
Total from investment operations	1.07	0.83
Distributions from:
Net investment income	(0.38)	(0.08)
Net realized gain	(0.39)	—
Total distributions	(0.77)	(0.08)
Total increase (decrease) in net asset value	0.30	0.75
Net asset value, ending	$18.15	$17.85
Total return (c)	6.18%	4.86%
Ratios to average net assets: (d)
Net investment income	2.43%(f)	1.06%(f)
Total expenses (e)	0.51%(f)	0.54%(f)
Net expenses (e)	0.09%(f)	0.09%(f)
Portfolio turnover	27%	61%
Net assets, ending (in thousands)	$8,027	$1,049

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Aggressive Allocation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class A Shares		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$18.12	$19.32	$20.68	$19.38	$16.15	$13.47
Income from investment operations:
Net investment income	0.24	0.19	0.21	0.18	0.11	0.12
Net realized and unrealized gain (loss)	1.20	1.25	(0.08)	1.70	3.23	2.68
Total from investment operations	1.44	1.44	0.13	1.88	3.34	2.80
Distributions from:
Net investment income	(0.36)	(0.15)	(0.21)	(0.18)	(0.11)	(0.12)
Net realized gain	(0.54)	(2.49)	(1.28)	(0.40)	—	—
Total distributions	(0.90)	(2.64)	(1.49)	(0.58)	(0.11)	(0.12)
Total increase (decrease) in net asset value	0.54	(1.20)	(1.36)	1.30	3.23	2.68
Net asset value, ending	$18.66	$18.12	$19.32	$20.68	$19.38	$16.15
Total return (b)	8.25%	8.03%	0.41%	9.85%	20.82%	20.88%
Ratios to average net assets: (c)
Net investment income	2.67%(e)	1.10%	1.04%	0.88%	0.62%	0.80%
Total expenses (d)	0.64%(e)	0.78%	0.77%	0.76%	0.81%	0.86%
Net expenses (d)	0.43%(e)	0.43%	0.43%	0.43%	0.43%	0.43%
Portfolio turnover	30%	62%	10%	15%	31%	24%
Net assets, ending (in thousands)	$105,907	$103,539	$93,928	$83,009	$72,318	$60,495

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the expenses of the Underlying Funds ..

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Aggressive Allocation Fund
	Six Months Ended March 31, 2017 (a) (Unaudited)	Years Ended
		September 30,
Class C Shares		2016 (a)	2015 (a)	2014 (a)	2013	2012
Net asset value, beginning	$15.85	$17.21	$18.71	$17.71	$14.89	$12.57
Income from investment operations:
Net investment income (loss)	0.15	0.03	(0.01)	(0.06)	(0.05)	(0.07)
Net realized and unrealized gain (loss)	1.05	1.10	(0.07)	1.58	2.93	2.50
Total from investment operations	1.20	1.13	(0.08)	1.52	2.88	2.43
Distributions from:
Net investment income	(0.34)	—	(0.14)	(0.12)	(0.06)	(0.11)
Net realized gain	(0.54)	(2.49)	(1.28)	(0.40)	—	—
Total distributions	(0.88)	(2.49)	(1.42)	(0.52)	(0.06)	(0.11)
Total increase (decrease) in net asset value	0.32	(1.36)	(1.50)	1.00	2.82	2.32
Net asset value, ending	$16.17	$15.85	$17.21	$18.71	$17.71	$14.89
Total return (b)	7.85%	7.06%	(0.72%)	8.66%	19.39%	19.43%
Ratios to average net assets: (c)
Net investment income (loss)	1.92%(e)	0.20%	(0.05%)	(0.30%)	(0.61%)	(0.46%)
Total expenses (d)	1.46%(e)	1.60%	1.55%	1.53%	1.63%	1.69%
Net expenses (d)	1.18%(e)	1.31%	1.55%	1.53%	1.63%	1.69%
Portfolio turnover	30%	62%	10%	15%	31%	24%
Net assets, ending (in thousands)	$17,580	$17,578	$16,400	$14,557	$11,234	$8,381

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(c)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(d)

Amounts do not include the expenses of the Underlying Funds.

(e)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Aggressive Allocation Fund
	Six Months Ended	Period Ended
	March 31, 2017 (a)	September 30,
Class Y Shares	(Unaudited)	2016 (a)(b)
Net asset value, beginning	$18.15	$17.17
Income from investment operations:
Net investment income	0.19	0.01
Net realized and unrealized gain (loss)	1.29	0.97
Total from investment operations	1.48	0.98
Distributions from:
Net investment income	(0.38)	—
Net realized gain	(0.54)	—
Total distributions	(0.92)	—
Total increase (decrease) in net asset value	0.56	0.98
Net asset value, ending	$18.71	$18.15
Total return (c)	8.42%	5.71%
Ratios to average net assets: (d)
Net investment income	2.04%(f)	0.09%(f)
Total expenses (e)	8.12%(f)	6.83%(f)
Net expenses (e)	0.18%(f)	0.18%(f)
Portfolio turnover	30%	62%
Net assets, ending (in thousands)	$700	$131

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Calvert Aggressive Allocation Fund
	Six Months Ended	Period Ended
	March 31, 2017 (a)	September 30,
Class I Shares	(Unaudited)	2016 (a)(b)
Net asset value, beginning	$18.14	$17.17
Income from investment operations:
Net investment income	0.31	0.01
Net realized and unrealized gain (loss)	1.17	0.96
Total from investment operations	1.48	0.97
Distributions from:
Net investment income	(0.38)	—
Net realized gain	(0.54)	—
Total distributions	(0.92)	—
Total increase (decrease) in net asset value	0.56	0.97
Net asset value, ending	$18.70	$18.14
Total return (c)	8.45%	5.65%
Ratios to average net assets: (d)
Net investment income	3.38%(f)	0.19%(f)
Total expenses (e)	1.33%(f)	0.57%(f)
Net expenses (e)	0.08%(f)	0.08%(f)
Portfolio turnover	30%	62%
Net assets, ending (in thousands)	$2,044	$1,056

(a)

Net investment income per share is calculated using the Average Shares Method.

(b)

From May 20, 2016 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Amounts do not include the expenses of the Underlying Funds.

(f)

Annualized.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

•

Reduce the negative impact of operations and practices on the environment

•

Manage water scarcity and ensure efficient and equitable access to clean sources

•

Mitigate impact on all types of natural capital

•

Diminish climate-related risks and reduce carbon emissions

•

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

•

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

•

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

•

Promote diversity and gender equity across workplaces, marketplaces and communities

•

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

•

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

•

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

•

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

•

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

•

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

•

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

•

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

•

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

•

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

•

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

•

Demonstrate poor governance or engage in harmful or unethical practices.

•

Manufacture tobacco products.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

•

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

•

Manufacture or have significant and direct involvement in the sale of firearms and/or ammunition.

•

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Appendix B

Financial Intermediary Sales Charge Variations

As noted under “Purchasing Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

•

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•

Shares purchased by or through a 529 Plan

•

Shares purchased through a Merrill Lynch affiliated investment advisory program

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

•

Shares sold on the death or disability of the shareholder

•

Shares sold as part of a systematic withdrawal plan as described in “How to Sell Shares”

•

Shares sold to return excess contributions from an IRA Account

•

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

•

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

•

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

•

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

•

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

•

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

To Open an Account:

800-368-2745

Performance and Prices:

www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2745

Regular Mail:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Registered, Certified or

Overnight Mail:

Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
c/o Eaton Vance Distributors, Inc.
Two International Place
Boston, MA  02110
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on the Calvert funds’ website at the following Internet address:

www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-1520.

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Funds.  Shareholders of the Funds are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Funds.

Neither this Prospectus, the SAI nor any document filed as an exhibit to the Funds’ registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investment Company Act file:

No. 811-03334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund) No. 811-22212

24127 10.3.17

Printed on recycled paper using soy or vegetable inks

Calvert Equity and Asset Allocation Funds

Prospectus dated February 1, 2017 as revised October 3, 2017

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)	(1)		Articles of Incorporation (incorporated by reference to Registrant's Initial Registration Statement dated February 18, 1992).
	(2)

Articles Supplementary dated May 7, 1996 incorporated by reference to Registrant’s Post-Effective Amendment No. 13, as filed with the Securities and Exchange Commission on January 28, 2000 (Accession No. 0000884110-00-000001).

	(3)

Articles Supplementary, dated July 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000884110-16-000169).

(b)

Amended and Restated By-Laws of the Registrant, adopted December 2014, incorporated by reference to Registrant’s Post-Effective Amendment No. 51, as filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000884110-16-000169).

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d)(1) to Post-Effective Amendment No. 53 filed January 30, 2017 (Accession No. 0000940394-17-000165) and incorporated herein by reference.

	(2)

Investment Sub-Advisory Agreement between Calvert Research and Management and Hermes Investment Management Limited for Calvert Emerging Markets Equity Fund dated December 31, 2016 Exhibit (d)(2) to Post-Effective Amendment No. 53 filed January 30, 2017 (Accession No. 0000940394-17-000165) and incorporated herein by reference.

	(3)

Investment Sub-Advisory Agreement between Calvert Research and Management and Eaton Vance Management (International) Limited for Calvert International Equity Fund dated December 31, 2016 Exhibit (d)(3) to Post-Effective Amendment No. 53 filed January 30, 2017 (Accession No. 0000940394-17-000165) and incorporated herein by reference.

	(4)

Investment Sub-Advisory Agreement between Calvert Research and Management and Eaton Vance Management (International) Limited for Calvert International Opportunities Fund dated December 31, 2016 Exhibit (d)(4) to Post-Effective Amendment No. 53 filed January 30, 2017 (Accession No. 0000940394-17-000165) and incorporated herein by reference.

(e)	(1)	(a)

Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)

Amended Schedule A dated October 3, 2017 to Master Distribution Agreement effective December 31, 2016 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)

Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 14, as filed with the Securities and Exchange Commission on January 31, 2001 (Accession No. 0000884110-01-000001).

(h)	(1)	(a)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)

Amended Appendix A dated October 3, 2017 to the Administrative Services Agreement dated December 31, 2016 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 21, as filed with the Securities and Exchange Commission on May 30, 2007 (Accession No. 0000884110-07-000010).

		(b)

Amendment to the Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 42, as filed with the Securities and Exchange Commission on January 30, 2013 (Accession No. 0000884110-13-000001).

		(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 48, as filed with the Securities and Exchange Commission on February 1, 2016 (Accession No. 0000884110-16-000097).

		(d)

Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 of Calvert Management Series (File Nos. 002-69565, 811-03101) filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)	(a)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

		(b)

Amended Schedule A dated October 3, 2017 to Expense Reimbursement Agreement dated December 31, 2016 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

	(5)

Research Agreement with Consultant Norris A. Dodson IV, incorporated by reference to Registrant’s Post-Effective Amendment No. 28, as filed with the Securities and Exchange Commission on January 31, 2011, (Accession No. 0000884110-11-000002).

(i)	(1)		Opinion and Consent of Counsel dated January 27, 2017 Exhibit (i) to Post-Effective Amendment No. 53 filed January 30, 2017 (Accession No. 0000940394-17-000165) and incorporated herein by reference.
	(2)		Consent of Counsel dated October 3, 2017 filed herewith.

(j)

Consent of Independent Registered Public Accounting Firm for Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund dated October 2, 2017 filed herewith.

(m)	(1)

Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)	(a)

Plan of Distribution for Class B and Class C filed as Exhibit (m)(2) to Post-Effective Amendment No. 43 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2006 (Accession No. 0000356682-06-000002) and incorporated herein by reference.

		(b)

Amended Schedule B to Plan of Distribution for Class B and Class C filed as Exhibit (m)(2)(b) to Post-Effective Amendment No. 45 of Calvert Responsible Index Series, Inc. (File Nos. 333-34122, 811-09877) filed January 30, 2017 (Accession No. 0000940394-17-000163) and incorporated herein by reference.

	(3)

Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(n)

Multiple Class Plan for Calvert Funds effective October 1, 2017 filed as Exhibit (n) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

(p)	(1)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective September 13, 2017 filed as Exhibit (p)(1) to Post-Effective Amendment No. 91 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed October 3, 2017 (Accession No. 0000940394-17-001889) and incorporated herein by reference.

	(2)

Code of Ethics for Hermes Investment Management Limited, dated July 2012 is incorporated by reference to Registrant’s Post-Effective Amendment No. 38, as filed with the Securities and Exchange Commission on August 29, 2012 (Accession No. 0000884110-12-000021).

	(3)

Code of Ethics for Eaton Vance Management (International) Limited effective September 1, 2000, as revised February 8, 2017 filed as Exhibit (r) to Post-Effective Amendment No. 1 on Form N-2 of Eaton Vance Senior Floating-Rate Trust (File Nos. 333-207589, 811-21411) filed February 23, 2017 (Accession No. 0000940394-17-00321) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Registrant’s Directors and Officers dated December 28, 2016 Exhibit (q)(1) to Post-Effective Amendment No. 53 filed January 30, 2017 (Accession No. 0000940394-17-000165) and incorporated herein by reference.

	(2)

Secretary’s Certificate filed as Exhibit (q)(2) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.

        Indemnification

Article IX, Sections 3 and 4 of the Registrant’s By-Laws provides that the Registrant, out of the Registrant’s assets, shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a Director, officer, employee or agent of the Registrant, or is or was serving at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys’ fees, judgments, penalties, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Registrant.

No indemnification shall be provided to any person against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Article IX, Section 9 of the Registrant’s By-Laws provides that Registrant may, upon resolution of a majority of the Registrant’s Board of Directors, purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Registrant, or who is or was serving at the request of the Registrant as a director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against him or her or incurred by him or her, or arising out of his or her position, whether or not the Registrant would have the power to indemnify him or her against such liability.

In addition, indemnification against certain liabilities of the Registrant’s directors and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None

Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None
Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None

Brandon Fritz	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Bradford Godfrey	Vice President	None
Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
Robert Kuberski	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None

James Maki	Vice President	None
Tim Mamis	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Daniel J. McCarthy	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Jason Newnham	Vice President	None
Paul Nicely	Vice President	None
Jeffrey Nizzardo	Vice President	None
Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None

David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.

Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 1825 Connecticut Ave NW, Suite 400, Washington, DC 20009, Eaton Vance Management and Eaton Vance Management (International) Limited, located at Two International Place, Boston, MA 02110 and Hermes Investment Management Limited, located at 1 Portsoken Street, London, E1 8HZ, United Kingdom.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 3, 2017.

CALVERT WORLD VALUES FUND, INC.
By:	John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 3, 2017.

Signature	Title

John H. Streur*	President and Director
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Director	Miles D. Harper, III*	Director
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Director	Joy V. Jones*	Director
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Director	Anthony A. Williams*	Director
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Director
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(i)	(2)	Consent of Counsel dated October 3, 2017
(j)

Consent of Independent Registered Public Accounting Firm for Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund dated October 2, 2017